    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 2000

                                                     REGISTRATION NOS.: 33-14629
                                                                        811-5181
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 15                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                AMENDMENT NO. 17                             /X/

                              -------------------

                           MORGAN STANLEY DEAN WITTER
                           VALUE-ADDED MARKET SERIES
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              -------------------

                                    COPY TO:
                               STUART M. STRAUSS
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019

                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

             immediately upon filing pursuant to paragraph (b)
-------
   X         on August 31, 2000 pursuant to paragraph (b)
-------
             60 days after filing pursuant to paragraph (a)
-------
             on (date) pursuant to paragraph (a) of rule 485.
-------

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

            -------------------------------------------------------
            -------------------------------------------------------

                                                    PROSPECTUS - AUGUST 31, 2000


Morgan Stanley Dean Witter
                                    VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO

                                 [COVER PHOTO]

                                A MUTUAL FUND THAT SEEKS TO ACHIEVE A HIGH LEVEL
                             OF TOTAL RETURN ON ITS ASSETS THROUGH A COMBINATION
                                      OF CAPITAL APPRECIATION AND CURRENT INCOME

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon
    the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                  Investment Objective..................................                   1
                          Principal Investment Strategies.......................                   1
                          Principal Risks.......................................                   2
                          Past Performance......................................                   3
                          Fees and Expenses.....................................                   4
                          Additional Risk Information...........................                   5
                          Fund Management.......................................                   6

Shareholder Information   Pricing Fund Shares...................................                   7
                          How to Buy Shares.....................................                   7
                          How to Exchange Shares................................                   9
                          How to Sell Shares....................................                  11
                          Distributions.........................................                  12
                          Tax Consequences......................................                  13
                          Share Class Arrangements..............................                  14

Financial Highlights      ......................................................                  22

Our Family of Funds       ......................................................   Inside Back Cover

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ
                          IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

[Sidebar]
TOTAL RETURN
AN INVESTMENT OBJECTIVE HAVING THE GOAL OF SELECTING SECURITIES WITH THE POTENTIAL TO RISE IN PRICE AND PAY OUT INCOME.
[End Sidebar]

THE FUND

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Morgan Stanley Dean Witter Value-Added Market Series-Equity Portfolio (the "Fund") seeks a high level of total return on its assets through a combination of capital appreciation and current income.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

           The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor's-Registered Trademark- 500 Composite Stock Price Index. The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 60% of the S&P 500's value; however, these same 50 companies represent roughly 10% of the Fund's value. The Fund may invest in foreign securities represented in the S&P 500, including depository receipts.



           The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., will adjust the Fund's investment securities at least annually to maintain an approximately equal-weighting of each S&P 500 stock.


           Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depository receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

           In addition, the Fund may purchase and sell stock index futures to simulate investment in the S&P 500. Generally, the Fund would purchase futures contracts as a temporary substitute for the purchase of individual stocks that then may be purchased in an orderly fashion.

           The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.
                           -------------------------------------

           "Standard & Poor's-Registered Trademark-,"
           "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
           There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

           A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

           Unlike many mutual funds, the Fund is not actively "managed." Therefore, the Fund generally would not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed from the S&P 500. In addition, the Investment Manager does not expect the Fund's performance to track the performance of the S&P 500 because the Fund uses an equally-weighted approach while the S&P 500 uses a market-capitalization approach. The Investment Manager may eliminate one or more securities (or elect not to increase the Fund's position in such securities) in certain circumstances.

           The performance of the Fund also will depend on whether or not the Investment Manager is successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments including the risks associated with its investments in foreign securities and futures. For more information about these risks, see the "Additional Risk Information" section.

           Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S CLASS B SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.

AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE FUND'S RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE FOR EACH CLASS AND ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.

[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

'90  -11.68%
'91  32.08%
'92  12.76%
'93  12.57%
'94  0.08%
'95  28.96%
'96  17.07%
'97  26.71%
'98  11.22%
'99  10.91%


The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. Year-to-date total return as of June 30, 2000 was -1.56%.


             During the periods shown in the bar chart, the highest return for a calendar quarter was 19.24% (quarter ended March 31, 1991) and the lowest return for a calendar quarter was -19.01% (quarter ended September 30, 1990).


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-----------------------------------------------------------------------------
                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Class A(1)                             5.76%          --            --
-----------------------------------------------------------------------------
 Class B                                5.97%        18.53%        13.34%
-----------------------------------------------------------------------------
 Class C(1)                             9.80%          --            --
-----------------------------------------------------------------------------
 Class D(1)                            11.84%          --            --
-----------------------------------------------------------------------------
 S&P 500 Index(2)                      21.04%        28.54%        18.20%
-----------------------------------------------------------------------------



1    Classes A, C and D commenced operations on July 28, 1997.
2 The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

[Sidebar]
SHAREHOLDER FEES
THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.

ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


                                                              CLASS A   CLASS B   CLASS C   CLASS D
---------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                 5.25%(1) None      None      None
---------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load)
 (as a percentage based on the lesser of
 the offering price or net asset value at redemption)         None(2)    5.00%(3)  1.00%(4) None
---------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------------------------------------------------------
 Management fee                                               0.46%     0.46%     0.46%     0.46%
---------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.24%     0.89%     0.91%     None
---------------------------------------------------------------------------------------------------
 Other expenses                                               0.13%     0.13%     0.13%     0.13%
---------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                         0.83%     1.48%     1.50%     0.59%
---------------------------------------------------------------------------------------------------


1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable if you sell your shares within one year after purchase.

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.



                                      IF YOU SOLD YOUR SHARES:             IF YOU HELD YOUR SHARES:
                                 ----------------------------------   ----------------------------------
                                 1 YEAR  3 YEARS  5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
                ---------------------------------------------------   ----------------------------------
                 CLASS A          $605    $776    $  961    $1,497     $605    $776     $961     $1,497
                ---------------------------------------------------   ----------------------------------
                 CLASS B          $651    $768    $1,008    $1,768     $151    $468     $808     $1,768
                ---------------------------------------------------   ----------------------------------
                 CLASS C          $253    $474    $  818    $1,791     $153    $474     $818     $1,791
                ---------------------------------------------------   ----------------------------------
                 CLASS D          $ 60    $189    $  329    $  738     $ 60    $189     $329     $  738
                ---------------------------------------------------   ----------------------------------

           Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.


[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
           This section provides additional information relating to the principal risks of investing in the Fund.


           FOREIGN SECURITIES. The Fund's investments in the common stocks of foreign corporations (including American Depository Receipts) may involve risks in addition to the risks associated with domestic securities. Foreign securities are affected by changes in currency rates. Foreign securities also have risks related to political and economic developments abroad. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.



           FUTURES. If the Fund invests in futures, its participation in these markets would subject the Fund's portfolio to certain risks. The Investment Manager's predictions of movements in the direction of the stock market may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of futures include, for example, the possible imperfect correlation between the price of futures contracts and movements in the prices of the securities, and the possible absence of a liquid secondary market for any particular instrument.

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT AS OF JULY 31, 2000.

[End Sidebar]

[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------
           The Fund has retained the Investment Manager - Morgan Stanley Dean Witter Advisors Inc. - to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

           The Fund's portfolio is managed within the Investment Manager's Growth Group. Guy G. Rutherfurd, Jr., Senior Vice President of the Investment Manager, and Alice S. Weiss, Vice President of the Investment Manager, have been the primary portfolio managers of the Fund since August 1999 and July 1997, respectively. Mr. Rutherfurd has been a portfolio manager with the Investment Manager since February 1997, prior to which time he was Executive Vice President and Chief Investment Officer of Nomura Asset Management (U.S.A.) Inc. (May 1992-February 1997). Ms. Weiss has been a portfolio manager with the Investment Manager for over five years.


           The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended June 30, 2000, the Fund accrued total compensation to the Investment Manager amounting to 0.46% of the Fund's average daily net assets.

[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (877) 937-MSDW (TOLL-FREE) FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE AT:
www.msdw.com/individual/funds

[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.


           The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


           The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

           An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
           You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

           Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

[Sidebar]
EASYINVEST-SM-
A PURCHASE PLAN THAT ALLOWS YOU TO TRANSFER MONEY AUTOMATICALLY FROM YOUR CHECKING OR SAVINGS ACCOUNT OR FROM A MONEY MARKET FUND ON A SEMI-MONTHLY, MONTHLY OR QUARTERLY BASIS. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]


           When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.


MINIMUM INVESTMENT AMOUNTS
---------------------------------------------------------------------------------------------
                                                                          MINIMUM INVESTMENT
                                                                          -------------------
INVESTMENT OPTIONS                                                        INITIAL  ADDITIONAL
---------------------------------------------------------------------------------------------
 Regular accounts                                                         $1,000     $100
---------------------------------------------------------------------------------------------
 Individual Retirement Accounts:     Regular IRAs                         $1,000     $100
                                     Education IRAs                         $500     $100
---------------------------------------------------------------------------------------------
 EASYINVEST-SM-
 (Automatically from your checking
 or savings account or Money Market
 Fund)                                                                     $100*     $100*
---------------------------------------------------------------------------------------------

*    Provided your schedule of investments totals $1,000 in twelve months.

           There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/ or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

           INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER
           INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

           SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

           - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

           - Make out a check for the total amount payable to: Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio.

           - Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


           PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. In addition, Class A shares of the Fund may be exchanged for shares of a FSC Fund (funds subject to a front-end sales charge). See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund, Money Market Fund or FSC Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's prospectus for its designation.



           Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.


           EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
           (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.


           An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.


           The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

           TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.


           Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.


           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.


           TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other fund is considered a purchase. As a result, you may realize a capital gain or loss.


           You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.


           LIMITATIONS ON EXCHANGES. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Dean Witter Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on your exchange privileges.


           CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a further discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

           For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call
           (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------

           You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.


                OPTIONS             PROCEDURES
                --------------------------------------------------------------------------------
                 Contact your       To sell your shares, simply call your Morgan Stanley Dean
                 Financial Advisor  Witter Financial Advisor or other authorized financial
                 [ICON]             representative.
                                    ------------------------------------------------------------
                                    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
                --------------------------------------------------------------------------------
                 By Letter          You can also sell your shares by writing a "letter of
                 [ICON]             instruction" that includes:
                                    - your account number;
                                    - the dollar amount or the number of shares you wish to
                                      sell;
                                    - the Class of shares you wish to sell; and
                                    - the signature of each owner as it appears on the account.
                                    ------------------------------------------------------------
                                    If you are requesting payment to anyone other than the
                                    registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                                    pre-designated bank account, you will need a signature
                                    guarantee. You can obtain a signature guarantee from an
                                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                                    Trust FSB at (800) 869-NEWS for a determination as to
                                    whether a particular institution is an eligible guarantor.)
                                    A notary public CANNOT provide a signature guarantee.
                                    Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                                    ------------------------------------------------------------
                                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                                    P.O. Box 983, Jersey City, NJ 07303. If you hold share
                                    certificates, you must return the certificates, along with the letter and any required additional documentation.
                                    ------------------------------------------------------------
                                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                                    instructions.
                --------------------------------------------------------------------------------
                 Systematic         If your investment in all of the Morgan Stanley Dean Witter
                 Withdrawal Plan    Family of Funds has a total market value of at least
                 [ICON]             $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                                    semi-annual or annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                                    ------------------------------------------------------------
                                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                                    section of this PROSPECTUS.
                                    ------------------------------------------------------------
                                    To sign up for the Systematic Withdrawal Plan, contact your
                                    Morgan Stanley Dean Witter Financial Advisor or call
                                    (800) 869-NEWS. You may terminate or suspend your plan at
                                    any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately
                                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
                --------------------------------------------------------------------------------

[Sidebar]
TARGETED DIVIDENDS-SM-
YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN OTHER CLASSES OF FUND SHARES OR CLASSES OF ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
[End Sidebar]

           PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


           Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.


           TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

           REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

           INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST-SM-, if after 12 months the shareholder has invested less than $1,000 in the account.

           However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

           MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
           The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stock investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."


           The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher.

           Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.



           Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. However, if you purchase Fund shares through a Financial Advisor within three business days prior to the record date for the distribution, the distribution will automatically be paid to you in cash, even if you did not request to receive all distributions in cash. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.


[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

           Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

           - The Fund makes distributions; and

           - You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.

           TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.


           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


           TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley

           Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

           When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
           The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

           The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.


           The chart below compares the sales charge and the annual 12b-1 fee applicable to each Class:


                                                                                           MAXIMUM
                                                                                         ANNUAL 12b-1
                CLASS    SALES CHARGE                                                        FEE
                ---------------------------------------------------------------------------------------
                 A       Maximum 5.25% initial sales charge reduced for purchase of         0.25%
                         $25,000 or more; shares sold without an initial sales charge are generally subject to a 1.0% CDSC during the first year
                ---------------------------------------------------------------------------------------
                 B       Maximum 5.0% CDSC during the first year decreasing to 0%            1.0%
                         after six years
                ---------------------------------------------------------------------------------------
                 C       1.0% CDSC during the first year                                     1.0%
                ---------------------------------------------------------------------------------------
                 D       None                                                                None
                ---------------------------------------------------------------------------------------

         CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of

(SIDEBAR)
FRONT-END SALES
CHARGE OR FSC
AN INITIAL SALES CHARGE YOU PAY WHEN PURCHASING CLASS A SHARES THAT IS BASED ON A PERCENTAGE OF THE OFFERING PRICE. THE PERCENTAGE DECLINES BASED UPON THE DOLLAR VALUE OF CLASS A SHARES YOU PURCHASE. WE OFFER THREE WAYS TO REDUCE YOUR CLASS A SALES CHARGES - THE COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION AND LETTER OF INTENT.
(END SIDEBAR)

           purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

           The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                      FRONT-END SALES CHARGE
                                          -----------------------------------------------
AMOUNT OF                                 PERCENTAGE OF PUBLIC  APPROXIMATE PERCENTAGE OF
SINGLE TRANSACTION                           OFFERING PRICE        NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
 Less than $25,000                                   5.25%                     5.54%
-----------------------------------------------------------------------------------------
 $25,000 but less than $50,000                       4.75%                     4.99%
-----------------------------------------------------------------------------------------
 $50,000 but less than $100,000                      4.00%                     4.17%
-----------------------------------------------------------------------------------------
 $100,000 but less than $250,000                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
 $250,000 but less than $1 million                   2.00%                     2.04%
-----------------------------------------------------------------------------------------
 $1 million and over                                 0.00%                     0.00%
-----------------------------------------------------------------------------------------

           The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

                           - A single account (including an individual, trust or
                             fiduciary account).

                           - Family member accounts (limited to husband, wife
                             and children under the age of 21).

                           - Pension, profit sharing or other employee benefit
                             plans of companies and their affiliates.

                           - Tax-exempt organizations.

                           - Groups organized for a purpose other than to buy
                             mutual fund shares.

           COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

           RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase
           Class D shares of any Fund subject to the Fund's minimum initial investment requirement.


           You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.



           LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other funds you currently own acquired in exchange for shares of funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.


           OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

           - A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.


           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.



           - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Morgan Stanley Dean Witter's Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.


           - An MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

(SIDEBAR)
CONTINGENT DEFERRED
SALES CHARGE OR CDSC
A FEE YOU PAY WHEN YOU SELL SHARES OF CERTAIN MORGAN STANLEY DEAN WITTER FUNDS PURCHASED WITHOUT AN INITIAL SALES CHARGE. THIS FEE DECLINES THE LONGER YOU HOLD YOUR SHARES AS SET FORTH IN THE TABLE.
(END SIDEBAR)

           - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

           - Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

           - Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any such persons is a beneficiary.

         CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                                                               CDSC AS A PERCENTAGE
                                     YEAR SINCE PURCHASE PAYMENT MADE           OF AMOUNT REDEEMED
                                     --------------------------------------------------------------
                                      First                                                5.0%
                                     --------------------------------------------------------------
                                      Second                                               4.0%
                                     --------------------------------------------------------------
                                      Third                                                3.0%
                                     --------------------------------------------------------------
                                      Fourth                                               2.0%
                                     --------------------------------------------------------------
                                      Fifth                                                2.0%
                                     --------------------------------------------------------------
                                      Sixth                                                1.0%
                                     --------------------------------------------------------------
                                      Seventh and thereafter                              None
                                     --------------------------------------------------------------

           Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

           CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

           - Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or

             (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.


           - Sales in connection with the following retirement plan "distributions:" (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age
             59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).


           - Sales of shares held for you as a participant in an MSDW Eligible Plan.


           - Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.



           - Sales of shares if you simultaneously invest the proceeds in the Investment Manager's mutual fund asset allocation program, pursuant to which investors pay an asset-based fee. Any shares you acquire in connection with the Investment Manager's mutual fund asset allocation program are subject to all of the terms and conditions of that program, including termination fees, mandatory sale or transfer restrictions on termination.


           All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

           DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross purchases by all shareholders of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares sold by all shareholders since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B.

           CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares held before May 1, 1997, however, will convert to Class A shares in May 2007.)

           In the case of Class B shares held in an MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

           Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

           If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

           EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.


           For example, if you held Class B shares of the Fund for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that fund up to the amount of any applicable CDSC.



           In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.


         CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

           DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

         CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:


           - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.



           - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including termination fees, mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.


           - Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

           - Certain unit investment trusts sponsored by Dean Witter Reynolds.

           - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

           - Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.


           MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million
           ($25 million for MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds; and/or (2) previous purchases of
           Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

         NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

         PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is included in this Prospectus. The financial highlights for each of the years in the four year period ended June 30, 1999 have been audited by other independent accountants.



CLASS B SHARES
--------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30,                 2000++         1999++        1998*++       1997       1996
--------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $40.50         $38.54         $32.96      $27.09    $23.06
--------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
    Net investment income                       0.10           0.11           0.13        0.17      0.18
    Net realized and unrealized gain
    (loss)                                     (1.74)          4.57           6.89        6.41      4.23
                                          ----------     ----------     ----------  ----------  --------
 Total income (loss) from investment
 operations                                    (1.64)          4.68           7.02        6.58      4.41
--------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                      (0.05)         (0.11)         (0.14)      (0.18)    (0.26)
    Net realized gain                          (4.05)         (2.61)         (1.30)      (0.53)    (0.12)
                                          ----------     ----------     ----------  ----------  --------
 Total dividends and distributions             (4.10)         (2.72)         (1.44)      (0.71)    (0.38)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $34.76         $40.50         $38.54      $32.96    $27.09
--------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                 (3.73)%        13.47%         21.84%      24.71%    19.27%
--------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------
 Expenses                                       1.48%(1)       1.42%(1)       1.36%       1.45%     1.51%
--------------------------------------------------------------------------------------------------------
 Net investment income                          0.28%(1)       0.25%(1)       0.35%       0.62%     0.81%
--------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands  $1,102,819     $1,497,116     $1,628,435  $1,369,737  $961,594
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          11%            13%            18%         11%       10%
--------------------------------------------------------------------------------------------------------



* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS A SHARES++
---------------------------------------------------------------------------------------------------------------
                                          FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE PERIOD JULY 28, 1997*
SELECTED PER SHARE DATA:                    JUNE 30, 2000       JUNE 30, 1999         THROUGH JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $40.58              $38.63                    $34.79
---------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
    Net investment income                         0.34                0.35                      0.30
    Net realized and unrealized gain
    (loss)                                       (1.76)               4.55                      5.07
                                               -------             -------                   -------
 Total income (loss) from investment
 operations                                      (1.42)               4.90                      5.37
---------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                        (0.31)              (0.34)                    (0.23)
    Net realized gain                            (4.05)              (2.61)                    (1.30)
                                               -------             -------                   -------
 Total dividends and distributions               (4.36)              (2.95)                    (1.53)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $34.80              $40.58                    $38.63
---------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                   (3.11)%             14.17%                    16.01%(1)
---------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------
 Expenses                                         0.83%(3)            0.80%(3)                  0.83%(2)
---------------------------------------------------------------------------------------------------------------
 Net investment income                            0.93%(3)            0.87%(3)                  0.87%(2)
---------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands       $18,489             $25,187                   $18,422
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            11%                 13%                       18%
---------------------------------------------------------------------------------------------------------------



* The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS C SHARES++
---------------------------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE PERIOD JULY 28, 1997*
SELECTED PER SHARE DATA:                                      JUNE 30, 2000       JUNE 30, 1999         THROUGH JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                             $40.33              $38.46                    $34.79
---------------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                           0.09                0.04                      0.04
    Net realized and unrealized gain (loss)                        (1.73)               4.56                      5.07
                                                                  ------             -------                    ------
 Total income (loss) from investment operations                    (1.64)               4.60                      5.11
---------------------------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                          (0.03)              (0.12)                    (0.14)
    Net realized gain                                              (4.05)              (2.61)                    (1.30)
                                                                  ------             -------                    ------
 Total dividends and distributions                                 (4.08)              (2.73)                    (1.44)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $34.61              $40.33                    $38.46
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                     (3.76)%             13.31%                    15.22%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                           1.50%(3)            1.57%(3)                  1.58%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                              0.26%(3)            0.10%(3)                  0.12%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                          $8,294             $10,748                    $8,977
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              11%                 13%                       18%
---------------------------------------------------------------------------------------------------------------------------------



* The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS D SHARES++
---------------------------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE PERIOD JULY 28, 1997*
SELECTED PER SHARE DATA:                                      JUNE 30, 2000       JUNE 30, 1999         THROUGH JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                             $40.65              $38.69                    $34.79
---------------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                           0.42                0.47                      0.40
    Net realized and unrealized gain (loss)                        (1.76)               4.52                      5.06
                                                                 -------             -------                   -------
 Total income (loss) from investment operations                    (1.34)               4.99                      5.46
---------------------------------------------------------------------------------------------------------------------------------
 LESS DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income                                          (0.38)              (0.42)                    (0.26)
    Net realized gain                                              (4.05)              (2.61)                    (1.30)
                                                                 -------             -------                   -------
 Total dividends and distributions                                 (4.43)              (3.03)                    (1.56)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $34.88              $40.65                    $38.69
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                     (2.89)%             14.43%                    16.27%(1)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                           0.59%(3)            0.59%(3)                  0.58%(2)
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                              1.17%(3)            1.08%(3)                  1.17%(2)
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                         $46,199             $56,541                   $44,290
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              11%                 13%                       18%
---------------------------------------------------------------------------------------------------------------------------------



*The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
                           The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------
 GROWTH FUNDS
---------------------------------
GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities

Developing Growth Securities

Growth Fund
Market Leader Trust
Mid-Cap Equity Trust

Next Generation Trust

Small Cap Growth Fund
Special Value Fund

Tax-Managed Growth Fund


21st Century Trend Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund

Natural Resource Development Securities

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"
 Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund
--------------------------------------------------------------------------------

 GROWTH & INCOME FUNDS

---------------------------------
Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities

Equity Fund

Fund of Funds - Domestic Portfolio

Income Builder Fund

S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust

Value Fund

Value-Added Market Series/Equity Portfolio

THEME FUNDS

Real Estate Fund
Utilities Fund
GLOBAL FUNDS
Global Dividend Growth Securities

Global Utilities Fund

--------------------------------------------------------------------------------
 INCOME FUNDS
---------------------------------
GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust
DIVERSIFIED INCOME FUNDS
Diversified Income Trust
CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund (NL)
GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust
TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust (FSC)
Limited Term Municipal Trust (NL)
Multi-State Municipal Series Trust (FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust
--------------------------------------------------------------------------------
 MONEY MARKET FUNDS
---------------------------------
TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund (MM)
U.S. Government Money Market Trust (MM)
TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust (MM)

New York Municipal Money Market Trust (MM)

Tax-Free Daily Income Trust (MM)

There may be funds created after this PROSPECTUS was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL - No-Load (Mutual) Fund; MM - Money Market Fund; FSC - A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                                    PROSPECTUS - AUGUST 31, 2000


Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         www.msdw.com/individual/funds


Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


TICKER SYMBOLS:
CLASS A: VADAX    CLASS C: VADCX
--------------    --------------
CLASS B: VADBX    CLASS C: VADDX
--------------    --------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-5181)

Morgan Stanley Dean Witter
                                                     VALUE-ADDED MARKET SERIES -
                                                                EQUITY PORTFOLIO

                               [BACK COVER PHOTO]

                                                        A MUTUAL FUND THAT SEEKS
                                                      TO ACHIEVE A HIGH LEVEL OF
                                                      TOTAL RETURN ON ITS ASSETS
                                                        THROUGH A COMBINATION OF
                                                        CAPITAL APPRECIATION AND
                                                                  CURRENT INCOME

STATEMENT OF ADDITIONAL INFORMATION


AUGUST 31, 2000

                                                           MORGAN STANLEY DEAN
                                                           WITTER
                                                           VALUE-ADDED
                                                           MARKET SERIES

----------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated August 31, 2000) for the Morgan Stanley Dean Witter Value-Added Market Series may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.


Morgan Stanley Dean Witter
Value-Added Market Series
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. Fund History.......................................................      4

II. Description of the Fund and Its Investments and Risks.............      4
  A. Classification...................................................      4
  B. Investment Strategies and Risks..................................      4
  C. Fund Policies/Investment Restrictions............................      8

III. Management of the Fund...........................................     10
  A. Board of Trustees................................................     10
  B. Management Information...........................................     10
  C. Compensation.....................................................     14

IV. Control Persons and Principal Holders of Securities...............     16

V. Investment Management and Other Services...........................     16
  A. Investment Manager...............................................     16
  B. Principal Underwriter............................................     17
  C. Services Provided by the Investment Manager......................     17
  D. Dealer Reallowances..............................................     18
  E. Rule 12b-1 Plan..................................................     18
  F. Other Service Providers..........................................     23
  G. Codes of Ethics..................................................     23

VI. Brokerage Allocation and Other Practices..........................     23
  A. Brokerage Transactions...........................................     23
  B. Commissions......................................................     23
  C. Brokerage Selection..............................................     24
  D. Directed Brokerage...............................................     25
  E. Regular Broker-Dealers...........................................     25

VII. Capital Stock and Other Securities...............................     25

VIII. Purchase, Redemption and Pricing of Shares......................     26
  A. Purchase/Redemption of Shares....................................     26
  B. Offering Price...................................................     26

IX. Taxation of the Fund and Shareholders.............................     27

X. Underwriters.......................................................     29

XI. Calculation of Performance Data...................................     29

XII. Financial Statements.............................................     30

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.


"FUND"--Morgan Stanley Dean Witter Value-Added Market Series--Equity Portfolio, a registered open-end investment company.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on May 27, 1987 under the name Dean Witter Value-Added Market Series. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Value-Added Market Series.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company presently consisting of a single investment portfolio, the Equity Portfolio, whose investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

B. INVESTMENT STRATEGIES AND RISKS


    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks" and "Additional Risk Information."


    DISCLAIMER. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

    S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

    INVESTMENT STRATEGY. The Investment Manager may eliminate one or more securities from the Fund's portfolio (or elect not to increase the Fund's position in such securities), notwithstanding the continued listing of such securities in the S&P Index, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger;
(b) an unexpected adverse development with respect to a company, such as bankruptcy or insolvency; (c) in the view of the Investment Manager, there is a high degree of risk with respect to a company that bankruptcy or insolvency will occur; or (d) in the view of the Investment Manager, based on its consideration of the price of a company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the Fund, retaining shares of a company or making any additional purchases would be inadvisable because of liquidity risks. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and will return such company's shares to the Fund's portfolio, or recommence purchases, when and if those conditions cease to exist.

    STOCK INDEX FUTURES TRANSACTIONS. The Fund may invest in stock index futures.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    MARGIN. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    LIMITATIONS ON FUTURES CONTRACTS. The Fund may not enter into futures contracts if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. The prices of indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

    If the Fund maintains a short position in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index).

    In addition, if the Fund holds a long position in a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund.

    MONEY MARKET SECURITIES. The Fund may invest in various money market securities for cash management purposes, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    PRIVATE PLACEMENTS. The Fund may invest up to 10% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.


    Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 10% of the Fund's total assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.


C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment (unless otherwise noted); and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1. Seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

    The Fund may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States government, its agencies or instrumentalities);

         2. Purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer;

         3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States government, its agencies or instrumentalities;

         4. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation issued or guaranteed by the United States government, its agencies or instrumentalities;

         5. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee/ director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuers;

         6. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein;

         7. Purchase or sell commodities except that the Fund may purchase or sell (write) futures contracts and related options;

         8. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs;

         9. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

        10. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed);

        11. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets;

        12. Issue senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money;

        13. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities;

        14. Make short sales of securities;

        15. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin;

        16. Invest more than 10% of its total assets in "illiquid securities" (securities for which market quotations are not readily available), restricted securities and repurchase agreements which have a maturity of longer than seven days;

        17. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

        18. Invest for the purpose of exercising control or management of any other issuer.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the Fund.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Dean Witter Funds (there were 93 such Funds as of the calendar year ended December 31, 1999), are shown below.



NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  --------------------------------------------------
Michael Bozic (59) ...................     Vice Chairman of Kmart Corporation (since December
Trustee                                    1998); Director or Trustee of the Morgan Stanley
c/o Kmart Corporation                      Dean Witter Funds; formerly Chairman and Chief
3100 West Big Beaver Road                  Executive Officer of Levitz Furniture Corporation
Troy, Michigan                             (November 1995-November 1998) and President and
                                           Chief Executive Officer of Hills Department Stores
                                           (May 1991-July 1995); formerly variously Chairman,
                                           Chief Executive Officer, President and Chief
                                           Operating Officer (1987-1991) of the Sears
                                           Merchandise Group of Sears, Roebuck and Co.;
                                           Director of Weirton Steel Corporation.
Charles A. Fiumefreddo* (67) .........     Chairman, Director or Trustee and Chief Executive
Chairman of the Board,                     Officer of the Morgan Stanley Dean Witter Funds;
Chief Executive Officer and Trustee        formerly Chairman, Chief Executive Officer and Di-
Two World Trade Center                     rector of the Investment Manager, the Distributor
New York, New York                         and MSDW Services Company; Executive Vice
                                           President and Director of Dean Witter Reynolds;
                                           Chairman and Director of the Transfer Agent;
                                           formerly Director and/ or officer of various MSDW
                                           subsidiaries (until June 1998).

NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  --------------------------------------------------
Edwin J. Garn (67) ...................     Director or Trustee of the Morgan Stanley Dean
Trustee                                    Witter Funds; formerly United States Senator (R-
c/o Summit Ventures LLC                    Utah)(1974-1992) and Chairman, Senate Banking
1 Utah Center                              Committee (1980-1986); formerly Mayor of Salt Lake
201 S. Main Street                         City, Utah (1971-1974); formerly Astronaut, Space
Salt Lake City, Utah                       Shuttle Discovery (April 12-19, 1985); Vice Chair-
                                           man, Huntsman Corporation (chemical company);
                                           Director of Franklin Covey (time management sys-
                                           tems), BMW Bank of North America, Inc. (industrial
                                           loan corporation), United Space Alliance (joint
                                           venture between Lockheed Martin and the Boeing
                                           Company) and Nuskin Asia Pacific (multilevel
                                           marketing); member of the Utah Regional Advisory
                                           Board of Pacific Corp.; member of the board of
                                           various civic and charitable organizations.
Wayne E. Hedien (66) .................     Retired; Director or Trustee of the Morgan Stanley
Trustee                                    Dean Witter Funds; Director of The PMI Group, Inc.
c/o Mayer, Brown & Platt                   (private mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees        Chairman of The Field Museum of Natural History;
1675 Broadway                              formerly associated with the Allstate Companies
New York, New York                         (1966-1994), most recently as Chairman of The All-
                                           state Corporation (March 1993-December 1994) and
                                           Chairman and Chief Executive Officer of its
                                           wholly-owned subsidiary, Allstate Insurance
                                           Company (July 1989-December 1994); director of
                                           various other business and charitable
                                           organizations.
James F. Higgins* (52) ...............     Chairman of the Private Client Group of MSDW
Trustee                                    (since August 2000); Director of the Transfer
Two World Trade Center                     Agent and Dean Witter Realty Inc.; Director or
New York, New York                         Trustee of the Morgan Stanley Dean Witter Funds
                                           (since June 2000); previously President and Chief
                                           Operating Officer of the Private Client Group of
                                           MSDW (May 1999-August 2000), President and Chief
                                           Operating Officer of Individual Securities of MSDW
                                           (February 1997-May 1999), President and Chief
                                           Operating Officer of Dean Witter Securities of
                                           MSDW (1995-February 1997), and President and Chief
                                           Operating Officer of Dean Witter Financial
                                           (1989-1995) and Director (1985-1997) of Dean
                                           Witter Reynolds.

NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  --------------------------------------------------
Dr. Manuel H. Johnson (51) ...........     Senior Partner, Johnson Smick International, Inc.,
Trustee                                    a consulting firm; Co-Chairman and a founder of
c/o Johnson Smick International, Inc.      the Group of Seven Council (G7C), an international
1133 Connecticut Avenue, N.W.              economic commission; Chairman of the Audit
Washington, D.C.                           Committee and Director or Trustee of the Morgan
                                           Stanley Dean Witter Funds; Director of Greenwich
                                           Capital Markets, Inc. (broker-dealer),
                                           Independence Standards Board (private sector
                                           organization governing independence of auditors)
                                           and NVR, Inc. (home construction); Chairman and
                                           Trustee of the Financial Accounting Foundation
                                           (oversight organization of the Financial Ac-
                                           counting Standards Board); formerly Vice Chairman
                                           of the Board of Governors of the Federal Reserve
                                           System and Assistant Secretary of the U.S.
                                           Treasury.
Michael E. Nugent (64) ...............     General Partner, Triumph Capital, L.P., a private
Trustee                                    investment partnership; Chairman of the Insurance
c/o Triumph Capital, L.P.                  Committee and Director or Trustee of the Morgan
237 Park Avenue                            Stanley Dean Witter Funds; formerly Vice
New York, New York                         President, Bankers Trust Company and BT Capital
                                           Corporation (1984-1988); director of various
                                           business organizations.
Philip J. Purcell* (56) ..............     Chairman of the Board of Directors and Chief
Trustee                                    Executive Officer of MSDW, Dean Witter Reynolds
1585 Broadway                              and Novus Credit Services Inc.; Director of the
New York, New York                         Distributor; Director or Trustee of the Morgan
                                           Stanley Dean Witter Funds; Director of American
                                           Airlines, Inc. and its parent company, AMR
                                           Corporation; Director and/or officer of various
                                           MSDW subsidiaries.
John L. Schroeder (70) ...............     Retired; Chairman of the Derivatives Committee and
Trustee                                    Director or Trustee of the Morgan Stanley Dean
c/o Mayer, Brown & Platt                   Witter Funds; Director of Citizens Utilities
Counsel to the Independent Trustees        Company (telecommunications, gas, electric and
1675 Broadway                              water utilities company); formerly Executive Vice
New York, New York                         President and Chief Investment Officer of the Home
                                           Insurance Company (August 1991-September 1995).
Mitchell M. Merin (47) ...............     President and Chief Operating Officer of Asset
President                                  Management of MSDW (since December 1998);
Two World Trade Center                     President and Director (since April 1997) and
New York, New York                         Chief Executive Officer (since June 1998) of the
                                           Investment Manager and MSDW Services Company;
                                           Chairman, Chief Executive Officer and Director of
                                           the Distributor (since June 1998); Chairman and
                                           Chief Executive Officer (since June 1998) and
                                           Director (since January 1998) of the Transfer
                                           Agent; Director of various MSDW subsidiaries;
                                           President of the Morgan Stanley Dean Witter Funds
                                           (since May 1999); Trustee of various Van Kampen
                                           investment companies (since December 1999);
                                           previously Chief Strategic Officer of the
                                           Investment Manager and MSDW Services Company and
                                           Executive Vice President of the Distributor (April
                                           1997-June 1998), Vice President of the Morgan
                                           Stanley Dean Witter Funds (May 1997-April 1999),
                                           and Executive Vice President of Dean Witter,
                                           Discover & Co.

NAME, AGE, POSITION WITH FUND AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  --------------------------------------------------
Barry Fink (45) ......................     General Counsel of Asset Management of MSDW (since
Vice President, Secretary                  May 2000); Executive Vice President (since
and General Counsel                        December 1999) and Secretary and General Counsel
Two World Trade Center                     (since February 1997) and Director (since July
New York, New York                         1998) of the Investment Manager and MSDW Ser-
                                           vices Company; Vice President, Secretary and Gen-
                                           eral Counsel of the Morgan Stanley Dean Witter
                                           Funds (since February 1997); Vice President and
                                           Secretary of the Distributor; previously, Senior
                                           Vice President (March 1997-December 1999), First
                                           Vice President, Assistant Secretary and Assistant
                                           General Counsel of the Investment Manager and MSDW
                                           Services Company.
Guy G. Rutherfurd, Jr. (60) ..........     Senior Vice President of the Investment Manager
Vice President                             (since February 1997); Vice President of various
Two World Trade Center                     Morgan Stanley Dean Witter Funds; formerly Execu-
New York, New York                         tive Vice President and Chief Executive Officer of
                                           Nomura Asset Management (U.S.A.) Inc. (May
                                           1992-February 1997).
Alice S. Weiss (52) ..................     Vice President of the Investment Manager; Vice
Vice President                             President of various Morgan Stanley Dean Witter
Two World Trade Center                     Funds.
New York, New York
Thomas F. Caloia (54) ................     First Vice President and Assistant Treasurer of
Treasurer                                  the Investment Manager, the Distributor and MSDW
Two World Trade Center                     Services Company; Treasurer of the Morgan Stanley
New York, New York                         Dean Witter Funds.


------------------------------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and KENTON J. HINCHLIFFE, Senior Vice President of the Investment Manager, are Vice Presidents of the Fund.


    In addition, MARILYN K. CRANNEY, TODD LEBO, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and NATASHA KASSIAN, Assistant Vice President and Assistant General Counsel of the Investment Manager, are Assistant Secretaries of the Fund.



    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.



    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.



    The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



    Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.



    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.


    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the

Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.


    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended June 30, 2000.


                               FUND COMPENSATION


                                                 AGGREGATE
                                               COMPENSATION
NAME OF INDEPENDENT TRUSTEE                    FROM THE FUND
---------------------------                    -------------
Michael Bozic................................     $1,600
Edwin J. Garn................................      1,600
Wayne E. Hedien..............................      1,600
Dr. Manuel H. Johnson........................      2,350
Michael E. Nugent............................      2,100
John L. Schroeder............................      2,050



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1999 for services to the 93 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1999.


            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS


                                                 TOTAL CASH
                                                COMPENSATION
                                               FOR SERVICES TO
                                                  93 MORGAN
                                                STANLEY DEAN
NAME OF INDEPENDENT TRUSTEE                     WITTER FUNDS
---------------------------                    ---------------
Michael Bozic................................     $134,600
Edwin J. Garn................................      138,700
Wayne E. Hedien..............................      138,700
Dr. Manuel H. Johnson........................      208,638
Michael E. Nugent............................      193,324
John L. Schroeder............................      193,324


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an independent director/ trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five

------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended June 30, 2000 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the calendar year ended December 31, 1999, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of June 30, 2000 and from the 55 Morgan Stanley Dean Witter Funds as of calendar year ended December 31, 1999.


   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS


                                FOR ALL ADOPTING FUNDS           RETIREMENT
                             ----------------------------         BENEFITS             ESTIMATED ANNUAL
                               ESTIMATED                         ACCRUED AS                BENEFITS
                               CREDITED                           EXPENSES            UPON RETIREMENT(2)
                                 YEARS        ESTIMATED    -----------------------  -----------------------
                             OF SERVICE AT  PERCENTAGE OF               BY ALL       FROM       FROM ALL
                              RETIREMENT      ELIGIBLE     BY THE      ADOPTING       THE       ADOPTING
NAME OF INDEPENDENT TRUSTEE  (MAXIMUM 10)   COMPENSATION    FUND        FUNDS        FUND        FUNDS
---------------------------  -------------  -------------  -------  --------------  -------  --------------
Michael Bozic.............        10             60.44%    $  395    $     20,933   $  967    $     50,588
Edwin J. Garn.............        10             60.44        579          31,737      967          50,675
Wayne E. Hedien...........         9             51.37        742          39,566      822          43,000
Dr. Manuel H. Johnson.....        10             60.44        319          13,129    1,420          75,520
Michael E. Nugent.........        10             60.44        547          23,175    1,269          67,209
John L. Schroeder.........         8             50.37      1,010          41,558      987          52,994


------------------------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Eligible Trustee's elections described in Footnote
    (1) on page 15 of this Statement of Additional Information.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following owned 5% or more of the outstanding Class A Shares of the Fund on August 8, 2000: Michael Moye & Rose Jackson Moye, Trustees of the Moye Living Trust, dated 11-15-96, account 1, 1137 Second Street Suite 199, Santa Monica, CA 90403-5073--23.237%; Dean Witter Reynolds, custodian for Robert B. Gwyn, IRA rollover, dated 09-01-99, P.O. Box 2469, Edwards, CO 81632-2469--6.513%; MSDW
Trust FSB, Trustee for Cygnus Inc., P.O. Box 957, Jersey City, NJ 07303-0957--5.462%. The following owned 5% or more of the outstanding Class D Shares of the Fund on August 8, 2000: Mellon Bank N.A., Mutual Funds, P.O. Box 3198, Pittsburgh, PA 15230, as trustee of the Morgan Stanley Dean Witter START Plan, an employee benefit plan established under Sections 401(a) and 401(k) of the Internal Revenue Code for the benefit of certain employees of MSDW and its subsidiaries--80.399%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.



    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the fiscal years ended
June 30, 1998, 1999 and 2000, the Investment Manager accrued total compensation under the Management Agreement in the amounts of $7,209,874, $7,021,725 and $6,295,516, respectively.


    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors, the cost of educational and/or business-related trips, and educational and/or promotional and business-related expenses. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.


    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER


    The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

    Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.


    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.


D. DEALER REALLOWANCES

    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12b-1 PLAN

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived, or (b) the average daily net assets of Class B.

    The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the last three fiscal years ended June 30, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).


                               2000                  1999                  1998
                       --------------------  --------------------  --------------------
Class A..............  FSCs:(1)  $   15,343  FSCs:(1)  $   38,000  FSCs:(1)  $  106,000
                        CDSCs:   $        0   CDSCs:   $      180   CDSCs:   $   17,900
Class B..............  CDSCs:    $1,372,154  CDSCs:    $1,680,000  CDSCs:    $1,400,000
Class C..............  CDSCs:    $    2,280  CDSCs:    $    7,300  CDSCs:    $    8,800


------------------------

(1) FSCs apply to Class A only.


    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended
June 30, 2000, of $11,340,621. This amount is equal to 0.89% of the average daily net assets of Class B for the fiscal year and was calculated pursuant to clause (a) of the compensation formula under the Plan. For the fiscal year ended June 30, 2000, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $56,868 and $88,718, respectively, which amounts are equal to 0.24% and 0.91% of the average daily net assets of Class A and Class C, respectively, for the fiscal year.


    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.


    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or MSDW's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.


    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.


    With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Dean Witter Reynolds' branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales.



    The Investment Manager pays a retention fee to Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or MSDW's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.



    For the first year only, the retention fee is paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.



    The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Management Agreement, as well as from borrowed funds.



    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). These expenses may include the cost of Fund-related educational and/or business-related trips or payment of Fund-related educational and/or promotional expenses of Financial Advisors. In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.


    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended June 30, 2000 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $139,343,386 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways:
(i) 5.25% ($7,308,636)--advertising and promotional expenses; (ii) 0.19% ($264,319)--printing of prospectuses for distribution to other than current shareholders; and (iii) 94.56% ($131,770,431)--other expenses, including the gross sales credit and the carrying charge, of which 17.12% ($22,557,922) represents carrying charges, 25.40% ($33,465,006) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, and 35.94% ($47,368,343) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended June 30, 2000 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $62,357,249 as of June 30, 2000, which was equal to 5.65% of the net assets of Class B on such date. Of this amount, $28,379,160 represents excess distribution expenses of Dean Witter Equity Income Trust, the net assets of which were combined with those of the Fund on April 18, 1994 pursuant to a reorganization. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.



    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A or Class C on December 31, 1999 (end of the calendar year). No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated;
(2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, NJ 07311.


(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS


    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.



    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


G. CODES OF ETHICS



    The Fund, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.


VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
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A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    For the fiscal years ended June 30, 1998, 1999 and 2000, the Fund paid a total of $484,334, $609,990 and $584,774, respectively, in brokerage commissions.


B. COMMISSIONS

    Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.


    During the fiscal years ended June 30, 1998, 1999 and 2000, the Fund did not effect any principal transactions with Dean Witter Reynolds.


    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


    The Fund did not pay any brokerage commissions to any affiliated brokers or dealers during the fiscal years ended June 30, 1998, 1999 and 2000.


C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.


    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the relevant funds and/or client accounts involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE


    During the fiscal year ended June 30, 2000, the Fund did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended June 30, 2000, the Fund did not purchase any securities from issuers which were among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the fiscal year. At June 30, 2000, the Fund held securities issued by Bear, Stearns & Co. Inc., Merrill Lynch & Co. Inc., Paine Webber Group Inc. and The Bank of New York, which issuers were among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the fiscal year, valued at $2,343,487, $3,220,000, $2,548,000 and
$3,069,000, respectively.


VII. CAPITAL STOCK AND OTHER SECURITIES
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    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.


    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to the Fund shareholders of personal liability is remote.


    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.


VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
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A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services -- E. Rule 12b-1 Plan." The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.


    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.


    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
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    The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax-exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.


    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.


    Gains or losses on the Fund's transactions in futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.


    Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%.


    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.


    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short-term capital gains.



    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, and the portion taxable as long-term capital gains.


    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.


    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.


    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------


    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."


XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on this calculation, the average annual total returns for Class B for the one year, five year and ten year periods ended June 30, 2000 were -8.02%, 14.40% and 13.17%, respectively. The average annual total returns of Class A, Class C and Class D for the fiscal year ended June 30, 2000 and for the period July 28, 1997 (inception of the Class) through June 30, 2000 were:
Class A: -8.20% and 6.91%, respectively; Class C: -4.62% and 8.12%, respectively; and Class D: -2.89% and 9.16%, respectively.



    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one year, five year and ten year periods ended June 30, 2000, were -3.73%, 14.64% and 13.17%, respectively. The average annual total returns of Class A, Class C and Class D for the fiscal year ended June 30, 2000 and for the period July 28, 1997 (inception of the Class) through June 30, 2000 were: Class A: -3.11% and 8.90%, respectively; Class C: -3.76% and 8.12%, respectively; and Class D: -2.89% and 9.16%, respectively.



    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on this calculation, the total returns for Class B for the one year, five year and ten year periods ended June 30, 2000, were -3.73%, 97.97% and 244.68%, respectively. The average annual total returns of Class A, Class C and Class D for the fiscal year ended June 30, 2000 and for the period July 28, 1997 (inception of the Class) through June 30, 2000 were: Class A: -3.11% and 28.33%, respectively; Class C: -3.76% and 25.64%, respectively; and Class D: -2.89% and 29.21%, respectively.



    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at June 30, 2000:



                                                     INVESTMENT AT INCEPTION OF:
                                      INCEPTION   ----------------------------------
CLASS                                   DATE:      $10,000     $50,000     $100,000
-----                                 ---------   ---------   ---------   ----------
Class A............................   07/28/97    $ 12,159    $ 61,598    $  124,480
Class B............................   12/01/87      53,700     268,500       537,000
Class C............................   07/28/97      12,564      62,820       125,640
Class D............................   07/28/97      12,921      64,605       129,210


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of the Fund for the fiscal year ended June 30, 2000 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                   * * * * *

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (98.4%)
           ACCIDENT & HEALTH INSURANCE (0.3%)
  46,000   AFLAC, Inc...........................................................................  $    2,113,125
  99,000   UnumProvident Corp...................................................................       1,986,187
                                                                                                  --------------
                                                                                                       4,099,312
                                                                                                  --------------
           ADVERTISING (0.6%)
  61,000   Interpublic Group of Companies, Inc..................................................       2,623,000
  29,000   Omnicom Group, Inc...................................................................       2,582,812
  39,000   Young & Rubicam, Inc.................................................................       2,230,312
                                                                                                  --------------
                                                                                                       7,436,124
                                                                                                  --------------
           AEROSPACE (1.1%)
  65,000   Boeing Co............................................................................       2,717,812
  72,800   Goodrich (B.F.) Co. (The)............................................................       2,479,750
  87,460   Lockheed Martin Corp.................................................................       2,170,101
  37,000   Northrop Grumman Corp................................................................       2,451,250
  46,000   United Technologies Corp.............................................................       2,708,250
                                                                                                  --------------
                                                                                                      12,527,163
                                                                                                  --------------
           AIR FREIGHT/DELIVERY SERVICES (0.2%)
  68,000   FedEx Corp.*.........................................................................       2,584,000
                                                                                                  --------------
           AIRLINES (0.8%)
  60,000   AMR Corp.*...........................................................................       1,586,250
  51,620   Delta Air Lines, Inc.................................................................       2,610,036
 133,000   Southwest Airlines Co................................................................       2,518,687
  58,340   US Airways Group Inc.*...............................................................       2,275,260
                                                                                                  --------------
                                                                                                       8,990,233
                                                                                                  --------------
           ALCOHOLIC BEVERAGES (0.8%)
  43,000   Anheuser-Busch Companies, Inc........................................................       3,211,562
  47,000   Brown-Forman Corp. (Class B).........................................................       2,526,250
  58,000   Coors (Adolph) Co. (Class B).........................................................       3,509,000
                                                                                                  --------------
                                                                                                       9,246,812
                                                                                                  --------------
           ALUMINUM (0.5%)
  72,000   Alcan Aluminium, Ltd. (Canada).......................................................       2,232,000
 137,600   Alcoa, Inc...........................................................................       3,990,400
                                                                                                  --------------
                                                                                                       6,222,400
                                                                                                  --------------
           APPAREL (0.5%)
  62,000   Liz Claiborne, Inc...................................................................       2,185,500
 115,000   Russell Corp.........................................................................       2,300,000
  78,400   VF Corp..............................................................................       1,866,900
                                                                                                  --------------
                                                                                                       6,352,400
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           AUTO PARTS: O.E.M. (0.9%)
  82,000   Dana Corp............................................................................  $    1,737,375
 152,000   Delphi Automotive Systems Corp.......................................................       2,213,500
  32,000   Eaton Corp...........................................................................       2,144,000
  48,500   Johnson Controls, Inc................................................................       2,488,656
  41,480   TRW Inc..............................................................................       1,799,195
  12,000   Visteon Corp.*.......................................................................         145,504
                                                                                                  --------------
                                                                                                      10,528,230
                                                                                                  --------------
           AUTOMOTIVE AFTERMARKET (0.4%)
 159,000   Cooper Tire & Rubber Co..............................................................       1,768,875
  86,710   Genuine Parts Co.....................................................................       1,734,200
  85,000   Goodyear Tire & Rubber Co............................................................       1,700,000
                                                                                                  --------------
                                                                                                       5,203,075
                                                                                                  --------------
           BEVERAGES - NON-ALCOHOLIC (0.6%)
  37,000   Coca Cola Co.........................................................................       2,125,187
  98,000   Coca-Cola Enterprises Inc............................................................       1,598,625
  75,200   PepsiCo, Inc.........................................................................       3,341,700
                                                                                                  --------------
                                                                                                       7,065,512
                                                                                                  --------------
           BIOTECHNOLOGY (0.4%)
  46,000   Amgen Inc.*..........................................................................       3,231,500
  23,000   Biogen, Inc.*........................................................................       1,482,062
                                                                                                  --------------
                                                                                                       4,713,562
                                                                                                  --------------
           BOOKS/MAGAZINES (0.5%)
  57,000   Harcourt General, Inc................................................................       3,099,375
  78,600   Meredith Corp........................................................................       2,652,750
                                                                                                  --------------
                                                                                                       5,752,125
                                                                                                  --------------
           BROADCASTING (0.2%)
  37,000   Clear Channel Communications, Inc.*..................................................       2,775,000
                                                                                                  --------------
           BUILDING MATERIALS (0.3%)
 133,000   Owens Corning........................................................................       1,230,250
  54,500   Vulcan Materials Co..................................................................       2,326,469
                                                                                                  --------------
                                                                                                       3,556,719
                                                                                                  --------------
           BUILDING MATERIALS/DIY CHAINS (0.4%)
  44,000   Home Depot, Inc. (The)...............................................................       2,197,250
  49,000   Lowe's Companies, Inc................................................................       2,012,062
                                                                                                  --------------
                                                                                                       4,209,312
                                                                                                  --------------
           BUILDING PRODUCTS (0.3%)
 100,000   Armstrong Holdings, Inc..............................................................       1,531,250
 115,000   Masco Corp...........................................................................       2,077,187
                                                                                                  --------------
                                                                                                       3,608,437
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (0.4%)
  57,000   Comcast Corp. (Class A Special)*.....................................................  $    2,312,062
  35,000   MediaOne Group, Inc.*................................................................       2,320,981
                                                                                                  --------------
                                                                                                       4,633,043
                                                                                                  --------------
           CASINO/GAMBLING (0.2%)
 114,150   Harrah's Entertainment, Inc.*........................................................       2,390,016
                                                                                                  --------------
           CELLULAR TELEPHONE (0.4%)
  36,000   Nextel Communications, Inc. (Class A)*...............................................       2,202,750
  44,000   Sprint Corp. (PCS Group)*............................................................       2,618,000
                                                                                                  --------------
                                                                                                       4,820,750
                                                                                                  --------------
           CLOTHING/SHOE/ACCESSORY STORES (0.8%)
  59,000   Gap, Inc. (The)......................................................................       1,843,750
 126,000   Limited (The), Inc...................................................................       2,724,750
  86,000   Nordstrom, Inc.......................................................................       2,074,750
 124,000   TJX Companies, Inc...................................................................       2,325,000
                                                                                                  --------------
                                                                                                       8,968,250
                                                                                                  --------------
           COAL MINING (0.0%)
  16,734   Arch Coal, Inc.......................................................................         128,643
                                                                                                  --------------
           COMPUTER COMMUNICATIONS (0.6%)
  43,000   3Com Corp.*..........................................................................       2,475,187
  44,000   Adaptec, Inc.*.......................................................................       1,001,000
  56,000   Cabletron Systems, Inc.*.............................................................       1,414,000
  36,000   Cisco Systems, Inc.*.................................................................       2,288,250
                                                                                                  --------------
                                                                                                       7,178,437
                                                                                                  --------------
           COMPUTER SOFTWARE (1.7%)
  25,000   Adobe Systems, Inc...................................................................       3,246,875
  60,000   Autodesk, Inc........................................................................       2,081,250
  42,000   BMC Software, Inc.*..................................................................       1,530,375
  28,000   Citrix Systems, Inc.*................................................................         530,250
  40,000   Computer Associates International, Inc...............................................       2,047,500
  82,000   Compuware Corp.*.....................................................................         845,625
  27,000   Microsoft Corp.*.....................................................................       2,158,312
  73,000   Novell, Inc.*........................................................................         675,250
  34,600   Oracle Corp.*........................................................................       2,906,400
 101,000   Parametric Technology Corp.*.........................................................       1,104,687
 116,000   PeopleSoft, Inc.*....................................................................       1,928,500
  10,000   Veritas Software Corp.*..............................................................       1,130,000
                                                                                                  --------------
                                                                                                      20,185,024
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMPUTER/VIDEO CHAINS (0.5%)
  35,000   Best Buy Co., Inc.*..................................................................  $    2,213,750
  48,000   Circuit City Stores, Inc. - Circuit City Group.......................................       1,593,000
  52,000   RadioShack Corp......................................................................       2,463,500
                                                                                                  --------------
                                                                                                       6,270,250
                                                                                                  --------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.8%)
  54,500   Caterpillar, Inc.....................................................................       1,846,187
  53,500   Cummins Engine Co., Inc..............................................................       1,457,875
  54,460   Deere & Co...........................................................................       2,015,020
  71,000   Navistar International Corp.*........................................................       2,205,437
  58,000   PACCAR, Inc..........................................................................       2,301,875
                                                                                                  --------------
                                                                                                       9,826,394
                                                                                                  --------------
           CONSUMER ELECTRONICS/APPLIANCES (0.4%)
  64,000   Maytag Corp..........................................................................       2,360,000
  40,100   Whirlpool Corp.......................................................................       1,869,662
                                                                                                  --------------
                                                                                                       4,229,662
                                                                                                  --------------
           CONSUMER SUNDRIES (0.2%)
  94,000   American Greetings Corp. (Class A)...................................................       1,786,000
                                                                                                  --------------
           CONTAINERS/PACKAGING (1.2%)
  72,100   Ball Corp............................................................................       2,320,719
  65,000   Bemis Company, Inc...................................................................       2,185,625
 124,000   Crown Cork & Seal Co., Inc...........................................................       1,860,000
 116,000   Owens-Illinois, Inc.*................................................................       1,355,750
 222,000   Pactiv Corp..........................................................................       1,748,250
  45,000   Sealed Air Corp.*....................................................................       2,356,875
  44,000   Temple-Inland, Inc...................................................................       1,848,000
                                                                                                  --------------
                                                                                                      13,675,219
                                                                                                  --------------
           CONTRACT DRILLING (0.4%)
  99,000   Rowan Companies, Inc.*...............................................................       3,007,125
  31,000   Transocean Sedco Forex Inc...........................................................       1,656,562
                                                                                                  --------------
                                                                                                       4,663,687
                                                                                                  --------------
           DEPARTMENT STORES (1.1%)
 130,000   Dillard's, Inc. (Class A)............................................................       1,592,500
  63,000   Federated Department Stores, Inc.*...................................................       2,126,250
  54,000   Kohl's Corp.*........................................................................       3,003,750
  72,500   May Department Stores Co.............................................................       1,740,000
 108,000   Penney (J.C.) Co., Inc...............................................................       1,991,250
  62,000   Sears, Roebuck & Co..................................................................       2,022,750
                                                                                                  --------------
                                                                                                      12,476,500
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           DISCOUNT CHAINS (1.0%)
 144,000   Consolidated Stores Corp.*...........................................................  $    1,728,000
  53,000   Costco Wholesale Corp.*..............................................................       1,749,000
 112,500   Dollar General Corp..................................................................       2,193,750
 218,000   Kmart Corp.*.........................................................................       1,485,125
  39,000   Target Corp..........................................................................       2,262,000
  46,600   Wal-Mart Stores, Inc.................................................................       2,685,325
                                                                                                  --------------
                                                                                                      12,103,200
                                                                                                  --------------
           DIVERSIFIED COMMERCIAL SERVICES (0.4%)
  81,000   Paychex, Inc.........................................................................       3,402,000
  53,000   Sabre Holdings Corp.*................................................................       1,510,500
                                                                                                  --------------
                                                                                                       4,912,500
                                                                                                  --------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.2%)
  57,000   Rockwell International Corp..........................................................       1,795,500
                                                                                                  --------------

           DIVERSIFIED FINANCIAL SERVICES (0.9%)
  57,000   American Express Co..................................................................       2,971,125
  47,000   Citigroup, Inc.......................................................................       2,831,750
 147,000   Conseco, Inc.........................................................................       1,433,250
  32,000   Providian Financial Corp.............................................................       2,880,000
                                                                                                  --------------
                                                                                                      10,116,125
                                                                                                  --------------
           DIVERSIFIED MANUFACTURING (1.4%)
  41,000   Danaher Corp.........................................................................       2,026,937
  58,000   Dover Corp...........................................................................       2,352,625
  54,000   Honeywell International, Inc.........................................................       1,819,125
  86,000   ITT Industries, Inc..................................................................       2,612,250
  27,000   Minnesota Mining & Manufacturing Co..................................................       2,227,500
 117,000   Thermo Electron Corp.*...............................................................       2,464,312
  56,000   Tyco International Ltd. (Bermuda)....................................................       2,653,000
                                                                                                  --------------
                                                                                                      16,155,749
                                                                                                  --------------
           DRUGSTORE CHAINS (0.8%)
  67,000   CVS Corp.............................................................................       2,680,000
  96,000   Longs Drug Stores Corp...............................................................       2,088,000
 190,000   Rite Aid Corp........................................................................       1,246,875
 107,000   Walgreen Co..........................................................................       3,444,062
                                                                                                  --------------
                                                                                                       9,458,937
                                                                                                  --------------
           E.D.P. PERIPHERALS (0.8%)
  40,000   EMC Corp.*...........................................................................       3,077,500
  22,000   Lexmark International Group, Inc. (Class A)*.........................................       1,479,500
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------

  30,000   Network Appliance, Inc.*.............................................................  $    2,413,125
  42,000   Seagate Technology, Inc.*............................................................       2,310,000
                                                                                                  --------------
                                                                                                       9,280,125
                                                                                                  --------------
           E.D.P. SERVICES (1.1%)
  57,000   Automatic Data Processing, Inc.......................................................       3,053,062
 111,000   Ceridian Corp.*......................................................................       2,670,937
  34,000   Computer Sciences Corp.*.............................................................       2,539,375
  39,000   Electronic Data Systems Corp.........................................................       1,608,750
  59,000   First Data Corp......................................................................       2,927,875
                                                                                                  --------------
                                                                                                      12,799,999
                                                                                                  --------------
           ELECTRIC UTILITIES (6.1%)
  70,000   AES Corp. (The)*.....................................................................       3,193,750
  59,700   Ameren Corp..........................................................................       2,014,875
 129,380   American Electric Power Co., Inc.....................................................       3,832,882
  82,500   Cinergy Corp.........................................................................       2,098,594
  85,000   CMS Energy Corp......................................................................       1,880,625
  68,000   Consolidated Edison, Inc.............................................................       2,014,500
  78,000   Constellation Energy Group, Inc......................................................       2,539,875
  59,500   CP&L, Inc............................................................................       1,900,281
  57,000   Dominion Resources, Inc..............................................................       2,443,875
  70,000   DTE Energy Co........................................................................       2,139,375
  51,460   Duke Energy Corp.....................................................................       2,901,057
 119,000   Edison International.................................................................       2,439,500
  96,000   Entergy Corp.........................................................................       2,610,000
 103,000   FirstEnergy Corp.....................................................................       2,407,625
  58,000   Florida Progress Corp................................................................       2,718,750
  54,000   FPL Group, Inc.......................................................................       2,673,000
  68,000   GPU, Inc.............................................................................       1,840,250
  75,000   New Century Energies, Inc............................................................       2,250,000
 211,800   Niagara Mohawk Holdings Inc.*........................................................       2,951,962
 101,000   Northern States Power Co.............................................................       2,038,937
  72,000   PECO Energy Co.......................................................................       2,902,500
 106,200   PG & E Corp..........................................................................       2,615,175
  73,000   Pinnacle West Capital Corp...........................................................       2,472,875
  86,000   PPL Corp.............................................................................       1,886,625
  79,000   Public Service Enterprise Group, Inc.................................................       2,735,375
  97,000   Reliant Energy, Inc..................................................................       2,867,562
 112,000   Southern Co..........................................................................       2,611,000
  66,000   TXU Corp.............................................................................       1,947,000
  71,000   Unicom Corp..........................................................................       2,746,812
                                                                                                  --------------
                                                                                                      71,674,637
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           ELECTRICAL PRODUCTS (0.7%)
  58,000   Cooper Industries, Inc...............................................................  $    1,888,625
  43,500   Emerson Electric Co..................................................................       2,626,312
  31,260   Energizer Holdings, Inc..............................................................         570,495
  46,875   Molex Inc............................................................................       2,258,789
  72,000   Thomas & Betts Corp..................................................................       1,377,000
                                                                                                  --------------
                                                                                                       8,721,221
                                                                                                  --------------
           ELECTRONIC COMPONENTS (0.6%)
 116,000   Andrew Corp.*........................................................................       3,893,250
  64,000   Solectron Corp.*.....................................................................       2,680,000
                                                                                                  --------------
                                                                                                       6,573,250
                                                                                                  --------------
           ELECTRONIC DATA PROCESSING (1.7%)
  39,400   Apple Computer, Inc.*................................................................       2,061,112
 101,000   Compaq Computer Corp.................................................................       2,581,812
  50,000   Dell Computer Corp.*.................................................................       2,465,625
  45,000   Gateway, Inc.........................................................................       2,553,750
  19,000   Hewlett-Packard Co...................................................................       2,372,625
  23,000   International Business Machines Corp.................................................       2,519,937
  33,200   NCR Corp.*...........................................................................       1,292,725
  50,900   Silicon Graphics, Inc.*..............................................................         190,875
  30,000   Sun Microsystems, Inc.*..............................................................       2,728,125
  91,000   Unisys Corp.*........................................................................       1,325,187
                                                                                                  --------------
                                                                                                      20,091,773
                                                                                                  --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
  27,000   Applied Materials, Inc.*.............................................................       2,446,875
  32,000   KLA-Tencor Corp.*....................................................................       1,874,000
  31,000   Teradyne, Inc.*......................................................................       2,278,500
                                                                                                  --------------
                                                                                                       6,599,375
                                                                                                  --------------
           ENGINEERING & CONSTRUCTION (0.3%)
  63,000   Fluor Corp...........................................................................       1,992,375
 127,300   Foster Wheeler Corp..................................................................       1,097,962
                                                                                                  --------------
                                                                                                       3,090,337
                                                                                                  --------------
           ENVIRONMENTAL SERVICES (0.5%)
 317,000   Allied Waste Industries, Inc.*.......................................................       3,170,000
 114,000   Waste Management, Inc................................................................       2,166,000
                                                                                                  --------------
                                                                                                       5,336,000
                                                                                                  --------------
           FARMING/SEEDS/MILLING (0.2%)
 204,000   Archer-Daniels-Midland Co............................................................       2,001,750
                                                                                                  --------------
           FINANCE COMPANIES (1.6%)
  89,000   Associates First Capital Corp. (Class A).............................................       1,985,812
  57,000   Capital One Financial Corp...........................................................       2,543,625
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  68,000   Countrywide Credit Industries, Inc...................................................  $    2,061,250
  45,000   Fannie Mae...........................................................................       2,348,437
  52,000   Freddie Mac..........................................................................       2,106,000
  71,500   Household International, Inc.........................................................       2,971,719
 108,000   MBNA Corp............................................................................       2,929,500
  53,000   SLM Holding Corp.....................................................................       1,984,187
                                                                                                  --------------
                                                                                                      18,930,530
                                                                                                  --------------
           FINANCIAL PUBLISHING/SERVICES (0.6%)
  90,300   Dun & Bradstreet Corp................................................................       2,584,837
  73,000   Equifax, Inc.........................................................................       1,916,250
  53,000   McGraw-Hill Companies, Inc...........................................................       2,862,000
                                                                                                  --------------
                                                                                                       7,363,087
                                                                                                  --------------
           FLUID CONTROLS (0.2%)
  64,000   Parker-Hannifin Corp.................................................................       2,192,000
                                                                                                  --------------
           FOOD CHAINS (0.9%)
  70,000   Albertson's, Inc.....................................................................       2,327,500
 109,000   Great Atlantic & Pacific Tea Co., Inc................................................       1,812,125
 124,000   Kroger Co.*..........................................................................       2,735,750
  56,000   Safeway Inc.*........................................................................       2,527,000
 105,000   Winn-Dixie Stores, Inc...............................................................       1,502,812
                                                                                                  --------------
                                                                                                      10,905,187
                                                                                                  --------------
           FOOD DISTRIBUTORS (0.5%)
 129,000   Supervalu, Inc.......................................................................       2,459,062
  77,000   SYSCO Corp...........................................................................       3,243,625
                                                                                                  --------------
                                                                                                       5,702,687
                                                                                                  --------------
           FOREST PRODUCTS (0.5%)
  65,000   Georgia-Pacific Corp.................................................................       1,706,250
 175,000   Louisiana-Pacific Corp...............................................................       1,903,125
  43,000   Weyerhaeuser Co......................................................................       1,849,000
                                                                                                  --------------
                                                                                                       5,458,375
                                                                                                  --------------
           GENERIC DRUGS (0.3%)
  62,000   Watson Pharmaceuticals, Inc.*........................................................       3,332,500
                                                                                                  --------------
           HOME BUILDING (0.6%)
  86,200   Centex Corp..........................................................................       2,025,700
 110,830   Kaufman & Broad Home Corp............................................................       2,195,819
 119,850   Pulte Corp...........................................................................       2,591,756
                                                                                                  --------------
                                                                                                       6,813,275
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           HOME FURNISHINGS (0.5%)
 109,000   Leggett & Platt, Inc.................................................................  $    1,798,500
  81,000   Newell Rubbermaid, Inc...............................................................       2,085,750
 112,000   Tupperware Corp......................................................................       2,464,000
                                                                                                  --------------
                                                                                                       6,348,250
                                                                                                  --------------
           HOSPITAL/NURSING MANAGEMENT (0.6%)
  86,000   HCA-The Healthcare Corp..............................................................       2,612,250
 159,000   Manor Care, Inc......................................................................       1,113,000
 116,000   Tenet Healthcare Corp.*..............................................................       3,132,000
                                                                                                  --------------
                                                                                                       6,857,250
                                                                                                  --------------
           HOTELS/RESORTS (0.6%)
  82,000   Carnival Corp........................................................................       1,599,000
 248,000   Hilton Hotels Corp...................................................................       2,325,000
  80,720   Marriott International, Inc. (Class A)...............................................       2,910,965
                                                                                                  --------------
                                                                                                       6,834,965
                                                                                                  --------------
           INDUSTRIAL MACHINERY/COMPONENTS (0.4%)
  46,000   Illinois Tool Works Inc..............................................................       2,622,000
  56,100   Ingersoll-Rand Co....................................................................       2,258,025
                                                                                                  --------------
                                                                                                       4,880,025
                                                                                                  --------------
           INDUSTRIAL SPECIALTIES (0.8%)
  77,000   Ecolab, Inc..........................................................................       3,007,812
  52,000   Millipore Corp.......................................................................       3,919,500
 116,000   Pall Corp............................................................................       2,146,000
                                                                                                  --------------
                                                                                                       9,073,312
                                                                                                  --------------
           INSURANCE BROKERS/SERVICES (0.5%)
  77,070   AON Corp.............................................................................       2,393,987
  28,000   Marsh & McLennan Cos., Inc...........................................................       2,924,250
                                                                                                  --------------
                                                                                                       5,318,237
                                                                                                  --------------
           INTEGRATED OIL COMPANIES (1.8%)
  37,000   Amerada Hess Corp....................................................................       2,284,750
   9,480   BP Amoco PLC (United Kingdom)........................................................         536,212
  32,000   Chevron Corp.........................................................................       2,714,000
  96,500   Conoco, Inc. (Class B)...............................................................       2,370,281
  36,000   Exxon Mobil Corp.....................................................................       2,826,000
  57,000   Phillips Petroleum Co................................................................       2,889,187
  51,100   Royal Dutch Petroleum Co. (ADR) (Netherlands)........................................       3,145,844
  43,000   Texaco, Inc..........................................................................       2,289,750
  72,000   Unocal Corp..........................................................................       2,385,000
                                                                                                  --------------
                                                                                                      21,441,024
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           INTERNET SERVICES (0.3%)
  34,000   America Online, Inc.*................................................................  $    1,793,500
  15,000   Yahoo! Inc.*.........................................................................       1,858,125
                                                                                                  --------------
                                                                                                       3,651,625
                                                                                                  --------------
           INVESTMENT BANKERS/BROKERS/SERVICES (1.4%)
  56,300   Bear Stearns Companies, Inc..........................................................       2,343,487
  28,000   Lehman Brothers Holdings, Inc........................................................       2,647,750
  28,000   Merrill Lynch & Co., Inc.............................................................       3,220,000
  35,000   Morgan Stanley Dean Witter & Co. (Note 4)............................................       2,913,750
  56,000   Paine Webber Group, Inc..............................................................       2,548,000
  72,000   Schwab (Charles) Corp................................................................       2,421,000
                                                                                                  --------------
                                                                                                      16,093,987
                                                                                                  --------------
           INVESTMENT MANAGERS (0.4%)
  70,000   Franklin Resources, Inc..............................................................       2,126,250
  63,000   Price (T.) Rowe Associates, Inc......................................................       2,677,500
                                                                                                  --------------
                                                                                                       4,803,750
                                                                                                  --------------
           LIFE INSURANCE (0.8%)
  42,000   American General Corp................................................................       2,562,000
  43,000   Jefferson-Pilot Corp.................................................................       2,426,812
  66,000   Lincoln National Corp................................................................       2,384,250
  81,600   Torchmark Corp.......................................................................       2,014,500
                                                                                                  --------------
                                                                                                       9,387,562
                                                                                                  --------------
           MAJOR BANKS (4.0%)
  51,000   Bank of America Corp.................................................................       2,193,000
  66,000   Bank of New York Co., Inc............................................................       3,069,000
  70,000   Bank One Corp........................................................................       1,859,375
  79,000   BB&T Corp............................................................................       1,886,125
  45,000   Chase Manhattan Corp. (The)..........................................................       2,072,812
  52,890   Comerica, Inc........................................................................       2,373,439
  67,000   First Union Corp.....................................................................       1,662,437
  77,000   FleetBoston Financial Corp...........................................................       2,618,000
 103,000   Huntington Bancshares, Inc...........................................................       1,628,687
 103,000   KeyCorp..............................................................................       1,815,375
  94,000   Mellon Financial Corp................................................................       3,425,125
  21,000   Morgan (J.P.) & Co., Inc.............................................................       2,312,625
 104,000   National City Corp...................................................................       1,774,500
  56,460   PNC Bank Corp........................................................................       2,646,562
  78,000   SouthTrust Corp......................................................................       1,764,750
  30,000   State Street Corp....................................................................       3,181,875
  79,000   Summit Bancorp.......................................................................       1,945,375
  44,340   SunTrust Banks, Inc..................................................................       2,025,784

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  98,000   U.S. Bancorp.........................................................................  $    1,886,500
  35,000   Wachovia Corp........................................................................       1,898,750
  69,000   Wells Fargo & Co.....................................................................       2,673,750
                                                                                                  --------------
                                                                                                      46,713,846
                                                                                                  --------------
           MAJOR CHEMICALS (1.0%)
  66,000   Dow Chemical Co......................................................................       1,992,375
  44,000   DuPont (E.I) de Nemours & Co., Inc...................................................       1,925,000
  43,000   Eastman Chemical Co..................................................................       2,053,250
 131,000   Hercules Inc.........................................................................       1,842,188
  65,000   Rohm & Haas Co.......................................................................       2,242,500
  42,000   Union Carbide Corp...................................................................       2,079,000
                                                                                                  --------------
                                                                                                      12,134,313
                                                                                                  --------------
           MAJOR PHARMACEUTICALS (2.8%)
  69,000   Abbott Laboratories..................................................................       3,074,813
  54,000   American Home Products Corp..........................................................       3,172,500
  44,000   Bristol-Myers Squibb Co..............................................................       2,563,000
  33,000   Johnson & Johnson....................................................................       3,361,875
  41,000   Lilly (Eli) & Co.....................................................................       4,094,875
  43,000   Merck & Co., Inc.....................................................................       3,294,875
 142,250   Pfizer Inc...........................................................................       6,828,000
  73,000   Pharmacia Corp.......................................................................       3,773,188
  60,000   Schering-Plough Corp.................................................................       3,030,000
                                                                                                  --------------
                                                                                                      33,193,126
                                                                                                  --------------
           MAJOR U.S. TELECOMMUNICATIONS (1.9%)
  37,000   ALLTEL Corp..........................................................................       2,291,688
  50,000   AT&T Corp............................................................................       1,581,250
  46,000   Bell Atlantic Corp...................................................................       2,337,375
  58,000   BellSouth Corp.......................................................................       2,472,250
  38,000   GTE Corp.............................................................................       2,365,500
  63,000   SBC Communications, Inc..............................................................       2,724,750
  46,000   Sprint Corp. (FON Group).............................................................       2,346,000
  38,000   U.S. West, Inc.......................................................................       3,258,500
  60,000   WorldCom, Inc.*......................................................................       2,752,500
                                                                                                  --------------
                                                                                                      22,129,813
                                                                                                  --------------
           MANAGED HEALTH CARE (0.8%)
  36,000   Aetna Inc............................................................................       2,310,750
 319,000   Humana, Inc.*........................................................................       1,555,125
  43,000   UnitedHealth Group Inc...............................................................       3,687,250
  27,000   Wellpoint Health Networks, Inc.*.....................................................       1,955,813
                                                                                                  --------------
                                                                                                       9,508,938
                                                                                                  --------------
           MEAT/POULTRY/FISH (0.2%)
 118,000   ConAgra, Inc.........................................................................       2,249,375
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           MEDIA CONGLOMERATES (0.8%)
  68,000   Disney (Walt) Co. (The)..............................................................  $    2,639,250
  27,000   Time Warner Inc......................................................................       2,052,000
  73,700   Viacom, Inc. (Class B)*..............................................................       5,025,419
                                                                                                  --------------
                                                                                                       9,716,669
                                                                                                  --------------
           MEDICAL EQUIPMENT & SUPPLIES (0.2%)
  52,000   Medtronic, Inc.......................................................................       2,590,250
                                                                                                  --------------
           MEDICAL SPECIALTIES (2.7%)
  69,000   ALZA Corp. (Class A)*................................................................       4,079,625
  64,000   Bard (C.R.), Inc.....................................................................       3,080,000
  44,000   Bausch & Lomb, Inc...................................................................       3,404,500
  47,000   Baxter International, Inc............................................................       3,304,688
  76,000   Becton, Dickinson & Co...............................................................       2,180,250
  76,000   Biomet, Inc..........................................................................       2,921,250
 108,000   Boston Scientific Corp.*.............................................................       2,369,250
   9,400   Edwards Lifesciences Corp............................................................         173,900
  42,000   Guidant Corp.........................................................................       2,079,000
  66,000   Mallinckrodt, Inc....................................................................       2,866,875
  29,000   PE Corporation-PE Biosystems Group...................................................       1,910,375
  83,900   St. Jude Medical, Inc.*..............................................................       3,848,913
                                                                                                  --------------
                                                                                                      32,218,626
                                                                                                  --------------
           MEDICAL/DENTAL DISTRIBUTORS (0.5%)
  52,000   Cardinal Health, Inc.................................................................       3,848,000
 113,000   McKesson HBOC, Inc...................................................................       2,365,938
                                                                                                  --------------
                                                                                                       6,213,938
                                                                                                  --------------
           MEDICAL/NURSING SERVICES (0.2%)
 378,000   Healthsouth Corp.*...................................................................       2,716,875
                                                                                                  --------------
           METALS FABRICATIONS (0.2%)
 124,600   Timken Co. (The).....................................................................       2,320,675
                                                                                                  --------------
           MID - SIZED BANKS (1.4%)
 121,000   AmSouth Bancorporation...............................................................       1,905,750
  45,000   Fifth Third Bancorp..................................................................       2,846,250
  89,000   Firstar Corp.........................................................................       1,874,563
  42,000   Northern Trust Corp..................................................................       2,730,000
  71,400   Old Kent Financial Corp..............................................................       1,909,950
  98,000   Regions Financial Corp...............................................................       1,941,625
 114,000   Synovus Financial Corp...............................................................       2,009,250
  64,500   Union Planters Corp..................................................................       1,801,969
                                                                                                  --------------
                                                                                                      17,019,357
                                                                                                  --------------
           MILITARY/GOV'T/TECHNICAL (0.6%)
  55,000   General Dynamics Corp................................................................       2,873,750
  45,000   PerkinElmer, Inc.....................................................................       2,975,625
  90,000   Raytheon Co. (Class B)...............................................................       1,732,500
                                                                                                  --------------
                                                                                                       7,581,875
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           MOTOR VEHICLES (0.5%)
  55,000   Ford Motor Co........................................................................  $    2,365,000
  37,000   General Motors Corp..................................................................       2,148,313
  40,000   Harley-Davidson, Inc.................................................................       1,540,000
                                                                                                  --------------
                                                                                                       6,053,313
                                                                                                  --------------
           MOVIES/ENTERTAINMENT (0.2%)
  47,000   Seagram Co. Ltd. (Canada)............................................................       2,726,000
                                                                                                  --------------
           MULTI-LINE INSURANCE (1.1%)
  85,000   Allstate Corp........................................................................       1,891,250
  26,000   American International Group, Inc....................................................       3,055,000
  34,000   CIGNA Corp...........................................................................       3,179,000
  59,000   Hartford Financial Services Group, Inc...............................................       3,300,313
  98,000   Safeco Corp..........................................................................       1,947,750
                                                                                                  --------------
                                                                                                      13,373,313
                                                                                                  --------------
           MULTI-SECTOR COMPANIES (1.2%)
 116,000   Crane Co.............................................................................       2,820,250
  80,000   Fortune Brands, Inc..................................................................       1,845,000
  54,000   General Electric Co..................................................................       2,862,000
 270,000   McDermott International, Inc.........................................................       2,379,375
  93,000   National Service Industries, Inc.....................................................       1,813,500
  41,980   Textron, Inc.........................................................................       2,280,039
                                                                                                  --------------
                                                                                                      14,000,164
                                                                                                  --------------
           NATURAL GAS (1.0%)
  48,000   Eastern Enterprises..................................................................       3,024,000
  68,630   Nicor Inc............................................................................       2,239,054
  78,000   ONEOK, Inc...........................................................................       2,023,125
  60,000   Peoples Energy Corp..................................................................       1,942,500
 117,371   Sempra Energy........................................................................       1,995,307
                                                                                                  --------------
                                                                                                      11,223,986
                                                                                                  --------------
           NEWSPAPERS (1.1%)
  41,000   Dow Jones & Co., Inc.................................................................       3,003,250
  41,000   Gannett Co., Inc.....................................................................       2,452,313
  50,460   Knight-Ridder, Inc...................................................................       2,683,841
  66,000   New York Times Co. (The) (Class A)...................................................       2,607,000
  61,000   Tribune Co...........................................................................       2,135,000
                                                                                                  --------------
                                                                                                      12,881,404
                                                                                                  --------------
           OFFICE EQUIPMENT/SUPPLIES (0.6%)
  44,000   Avery Dennison Corp..................................................................       2,953,500
  52,000   Pitney Bowes, Inc....................................................................       2,080,000
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  97,000   Xerox Corp...........................................................................  $    2,012,750
                                                                                                  --------------
                                                                                                       7,046,250
                                                                                                  --------------
           OIL & GAS PRODUCTION (1.5%)
  59,000   Anardarko Petroleum Corp.............................................................       2,909,438
  58,000   Apache Corp..........................................................................       3,411,125
  72,500   Burlington Resources, Inc............................................................       2,773,125
  48,000   Kerr-McGee Corp......................................................................       2,829,000
 113,000   Occidental Petroleum Corp............................................................       2,380,063
 163,000   Union Pacific Resources Group, Inc...................................................       3,586,000
                                                                                                  --------------
                                                                                                      17,888,751
                                                                                                  --------------
           OIL REFINING/MARKETING (0.8%)
  55,000   Ashland, Inc.........................................................................       1,928,438
  94,000   Sunoco, Inc..........................................................................       2,767,125
  90,000   Tosco Corp...........................................................................       2,548,125
  94,000   USX-Marathon Group...................................................................       2,355,875
                                                                                                  --------------
                                                                                                       9,599,563
                                                                                                  --------------
           OIL/GAS TRANSMISSION (1.3%)
  60,000   Coastal Corp.........................................................................       3,652,500
  46,000   Columbia Energy Group................................................................       3,018,750
  70,000   El Paso Energy Corp..................................................................       3,565,625
  40,000   Enron Corp...........................................................................       2,580,000
  65,000   Williams Companies, Inc..............................................................       2,709,688
                                                                                                  --------------
                                                                                                      15,526,563
                                                                                                  --------------
           OILFIELD SERVICES/EQUIPMENT (0.8%)
  97,000   Baker Hughes Inc.....................................................................       3,104,000
  72,000   Halliburton Co.......................................................................       3,397,500
  36,000   Schlumberger Ltd.....................................................................       2,686,500
                                                                                                  --------------
                                                                                                       9,188,000
                                                                                                  --------------
           OTHER CONSUMER SERVICES (0.3%)
  59,000   Block (H.&R.), Inc...................................................................       1,910,125
 131,000   Cendant Corp.*.......................................................................       1,834,000
                                                                                                  --------------
                                                                                                       3,744,125
                                                                                                  --------------
           OTHER METALS/MINERALS (0.5%)
 101,000   Allegheny Technologies Inc...........................................................       1,818,000
 135,000   Inco Ltd. (Canada)*..................................................................       2,075,625
  47,000   Phelps Dodge Corp....................................................................       1,747,813
                                                                                                  --------------
                                                                                                       5,641,438
                                                                                                  --------------
           OTHER PHARMACEUTICALS (0.3%)
  51,000   Allergan, Inc........................................................................       3,799,500
                                                                                                  --------------
           OTHER SPECIALTY STORES (0.9%)
  89,000   AutoZone, Inc.*......................................................................       1,958,000
  63,000   Bed Bath & Beyond Inc.*..............................................................       2,279,813
 208,000   Office Depot, Inc.*..................................................................       1,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 197,000   Pep Boys-Manny Moe & Jack............................................................  $    1,182,000
 108,000   Staples, Inc.*.......................................................................       1,660,500
 136,000   Toys 'R' Us, Inc.*...................................................................       1,980,500
                                                                                                  --------------
                                                                                                      10,360,813
                                                                                                  --------------
           OTHER TELECOMMUNICATIONS (0.3%)
  63,000   CenturyTel, Inc......................................................................       1,811,250
  56,000   Global Crossing Ltd. (Bermuda)*......................................................       1,473,500
                                                                                                  --------------
                                                                                                       3,284,750
                                                                                                  --------------
           PACKAGE GOODS/COSMETICS (1.7%)
  97,000   Alberto-Culver Co. (Class B).........................................................       2,964,563
  67,000   Avon Products, Inc...................................................................       2,981,500
  65,000   Clorox Co............................................................................       2,912,813
  49,000   Colgate-Palmolive Co.................................................................       2,933,875
  58,500   Gillette Co..........................................................................       2,043,844
  66,000   International Flavors & Fragrances, Inc..............................................       1,992,375
  46,500   Kimberly-Clark Corp..................................................................       2,667,938
  36,000   Procter & Gamble Co..................................................................       2,061,000
                                                                                                  --------------
                                                                                                      20,557,908
                                                                                                  --------------
           PACKAGED FOODS (2.3%)
  53,000   Bestfoods............................................................................       3,670,250
  67,000   Campbell Soup Co.....................................................................       1,951,375
  70,000   General Mills, Inc...................................................................       2,677,500
  65,000   Heinz (H.J.) Co......................................................................       2,843,750
  73,000   Kellogg Co...........................................................................       2,171,750
 198,000   Nabisco Group Holdings...............................................................       5,135,625
  45,000   Quaker Oats Company (The)............................................................       3,380,625
  93,780   Ralston-Ralston Purina Group.........................................................       1,869,739
 112,920   Sara Lee Corp........................................................................       2,180,768
  40,000   Unilever N.V. (Netherlands)..........................................................       1,720,000
                                                                                                  --------------
                                                                                                      27,601,382
                                                                                                  --------------
           PAINTS/COATINGS (0.4%)
  45,000   PPG Industries, Inc..................................................................       1,994,063
 107,000   Sherwin-Williams Co..................................................................       2,267,063
                                                                                                  --------------
                                                                                                       4,261,126
                                                                                                  --------------
           PAPER (1.2%)
  68,000   Boise Cascade Corp...................................................................       1,759,500
  85,000   Fort James Corp......................................................................       1,965,625
  94,779   International Paper Co...............................................................       2,825,597
  73,000   Mead Corp............................................................................       1,843,250
  64,000   Potlatch Corp........................................................................       2,120,000
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  81,000   Westavaco Corp.......................................................................  $    2,009,813
  68,000   Willamette Industries, Inc...........................................................       1,853,000
                                                                                                  --------------
                                                                                                      14,376,785
                                                                                                  --------------
           PHOTOGRAPHIC PRODUCTS (0.3%)
  33,000   Eastman Kodak Co.....................................................................       1,963,500
 107,000   Polaroid Corp........................................................................       1,932,688
                                                                                                  --------------
                                                                                                       3,896,188
                                                                                                  --------------
           PRECIOUS METALS (0.8%)
 109,000   Barrick Gold Corp. (Canada)..........................................................       1,982,438
 165,000   Freeport-McMoRan Copper & Gold, Inc. (Class B).......................................       1,526,250
 319,000   Homestake Mining Co..................................................................       2,193,125
 105,000   Newmont Mining Corp..................................................................       2,270,625
 211,000   Placer Dome Inc. (Canada)............................................................       2,017,688
                                                                                                  --------------
                                                                                                       9,990,126
                                                                                                  --------------
           PRECISION INSTRUMENTS (0.4%)
  13,246   Agilent Technologies, Inc.*..........................................................         976,893
  48,000   Tektronix, Inc.......................................................................       3,552,000
                                                                                                  --------------
                                                                                                       4,528,893
                                                                                                  --------------
           PRINTING/FORMS (0.3%)
  78,400   Deluxe Corp..........................................................................       1,847,300
  92,500   Donnelley (R.R.) & Sons Co...........................................................       2,087,031
                                                                                                  --------------
                                                                                                       3,934,331
                                                                                                  --------------
           PROPERTY - CASUALTY INSURERS (1.0%)
  43,000   Chubb Corp...........................................................................       2,644,500
  67,000   Cincinnati Financial Corp............................................................       2,106,313
  39,000   Loews Corp...........................................................................       2,340,000
  30,000   Progressive Corp.....................................................................       2,220,000
  74,000   St. Paul Companies, Inc..............................................................       2,525,250
                                                                                                  --------------
                                                                                                      11,836,063
                                                                                                  --------------
           RAILROADS (0.9%)
  84,000   Burlington Northern Santa Fe Corp....................................................       1,926,750
  85,000   CSX Corp.............................................................................       1,800,938
  32,000   Kansas City Southern Industries, Inc.................................................       2,838,000
 126,000   Norfolk Southern Corp................................................................       1,874,250
  51,000   Union Pacific Corp...................................................................       1,896,563
                                                                                                  --------------
                                                                                                      10,336,501
                                                                                                  --------------
           RECREATIONAL PRODUCTS/TOYS (0.5%)
 106,000   Brunswick Corp.......................................................................       1,755,625
 129,000   Hasbro, Inc..........................................................................       1,943,063

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 163,000   Mattel, Inc..........................................................................  $    2,149,563
                                                                                                  --------------
                                                                                                       5,848,251
                                                                                                  --------------
           RENTAL/LEASING COMPANIES (0.2%)
 101,800   Ryder System, Inc....................................................................       1,927,838
                                                                                                  --------------
           RESTAURANTS (0.8%)
 158,000   Darden Restaurants, Inc..............................................................       2,567,500
  77,000   McDonald's Corp......................................................................       2,536,188
  68,000   Tricon Global Restaurants, Inc.*.....................................................       1,921,000
 118,000   Wendy's International, Inc...........................................................       2,101,875
                                                                                                  --------------
                                                                                                       9,126,563
                                                                                                  --------------
           SAVINGS & LOAN ASSOCIATIONS (0.5%)
  14,000   Charter One Financial, Inc...........................................................         322,000
  85,750   Golden West Financial Corp...........................................................       3,499,672
  87,000   Washington Mutual, Inc...............................................................       2,512,125
                                                                                                  --------------
                                                                                                       6,333,797
                                                                                                  --------------
           SEMICONDUCTORS (2.0%)
  43,000   Advanced Micro Devices, Inc.*........................................................       3,321,750
  33,000   Analog Devices, Inc.*................................................................       2,508,000
  22,000   Conexant Systems, Inc.*..............................................................       1,068,375
  20,000   Intel Corp...........................................................................       2,672,500
  34,000   LSI Logic Corp.*.....................................................................       1,840,250
  14,000   Maxim Integrated Products, Inc.*.....................................................         950,250
  40,000   Micron Technology, Inc.*.............................................................       3,522,500
   6,998   MIPS Technologies, Inc.*.............................................................         272,938
  39,000   National Semiconductor Corp.*........................................................       2,213,250
  32,000   Texas Instruments, Inc...............................................................       2,198,000
  38,000   Xilinx, Inc.*........................................................................       3,137,375
                                                                                                  --------------
                                                                                                      23,705,188
                                                                                                  --------------
           SERVICES TO THE HEALTH INDUSTRY (0.6%)
 102,000   IMS Health Inc.......................................................................       1,836,000
 117,000   Quintiles Transnational Corp.*.......................................................       1,645,313
  48,000   Shared Medical Systems Corp..........................................................       3,501,000
                                                                                                  --------------
                                                                                                       6,982,313
                                                                                                  --------------
           SHOE MANUFACTURING (0.5%)
  51,000   Nike, Inc. (Class B).................................................................       2,030,438
 220,800   Reebok International Ltd.*...........................................................       3,519,000
                                                                                                  --------------
                                                                                                       5,549,438
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SPECIALTY CHEMICALS (1.3%)
  72,600   Air Products & Chemicals, Inc........................................................  $    2,236,988
 115,000   Engelhard Corp.......................................................................       1,962,188
  33,000   FMC Corp.*...........................................................................       1,914,000
 170,000   Grace (W. R.) & Co...................................................................       2,061,250
  65,000   Great Lakes Chemical Corp............................................................       2,047,500
  61,500   Praxair, Inc.........................................................................       2,302,406
  80,500   Sigma-Aldrich Corp...................................................................       2,354,625
                                                                                                  --------------
                                                                                                      14,878,957
                                                                                                  --------------
           SPECIALTY FOODS/CANDY (0.4%)
  47,400   Hershey Foods Corp...................................................................       2,298,900
  32,000   Wrigley (Wm.) Jr. Co. (Class A)......................................................       2,566,000
                                                                                                  --------------
                                                                                                       4,864,900
                                                                                                  --------------
           SPECIALTY INSURERS (0.4%)
  47,000   MBIA, Inc............................................................................       2,264,813
  48,000   MGIC Investment Corp.................................................................       2,184,000
                                                                                                  --------------
                                                                                                       4,448,813
                                                                                                  --------------
           SPECIALTY STEELS (0.2%)
  57,000   Nucor Corp...........................................................................       1,891,688
                                                                                                  --------------
           STEEL/IRON ORE (0.4%)
 348,000   Bethlehem Steel Corp.*...............................................................       1,239,750
  99,000   USX-U.S. Steel Group.................................................................       1,837,688
 196,000   Worthington Industries, Inc..........................................................       2,058,000
                                                                                                  --------------
                                                                                                       5,135,438
                                                                                                  --------------
           TELECOMMUNICATION EQUIPMENT (2.1%)
  54,000   ADC Telecommunications, Inc.*........................................................       4,525,875
  26,000   Comverse Technology, Inc.*...........................................................       2,418,000
  14,000   Corning Inc..........................................................................       3,778,250
  42,000   Lucent Technologies Inc..............................................................       2,488,500
  45,000   Motorola, Inc........................................................................       1,307,813
  40,000   Nortel Networks Corp. (Canada).......................................................       2,730,000
  19,000   QUALCOMM Inc.*.......................................................................       1,138,813
  40,000   Scientific - Atlanta, Inc............................................................       2,980,000
  46,000   Tellabs, Inc.*.......................................................................       3,148,125
                                                                                                  --------------
                                                                                                      24,515,376
                                                                                                  --------------
           TEXTILES (0.2%)
  62,500   Springs Industries, Inc. (Class A)...................................................       2,011,719
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENT JUNE 30, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           TOBACCO (0.3%)
  89,420   Philip Morris Companies, Inc.........................................................  $    2,375,219
 116,000   UST, Inc.............................................................................       1,703,750
                                                                                                  --------------
                                                                                                       4,078,969
                                                                                                  --------------
           TOOLS/HARDWARE (0.8%)
  58,000   Black & Decker Corp..................................................................       2,280,125
  51,000   Briggs & Stratton Corp...............................................................       1,746,750
  78,640   Snap-On, Inc.........................................................................       2,093,790
  78,000   Stanley Works........................................................................       1,852,500
                                                                                                  --------------
                                                                                                       7,973,165
                                                                                                  --------------
           WHOLESALE DISTRIBUTORS (0.1%)
  52,000   Grainger (W.W.), Inc.................................................................       1,602,250
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $747,219,993).......................................................   1,157,039,972
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (0.7%)
           U.S. GOVERNMENT AGENCY
 $ 8,200   Federal Home Loan Banks 6.57% due 07/03/00 (AMORTIZED COST $8,197,007)...............  $    8,197,007
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $755,417,000)(b).......................................................   99.1%    1,165,236,979

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.9        10,563,853
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,175,800,832
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $503,748,129 and the aggregate gross unrealized depreciation is $93,928,150, resulting in net unrealized appreciation of $409,819,979.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000

ASSETS:
Investments in securities, at value
  (identified cost $755,417,000)............................................................  $1,165,236,979
Cash........................................................................................          23,976
Receivable for:
    Investments sold........................................................................      14,261,241
    Dividends...............................................................................       1,629,406
    Shares of beneficial interest sold......................................................         313,788
Prepaid expenses and other assets...........................................................          48,181
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,181,513,571
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................       3,153,381
    Shares of beneficial interest repurchased...............................................       1,009,010
    Plan of distribution fee................................................................         898,032
    Investment management fee...............................................................         466,097
Accrued expenses and other payables.........................................................         186,219
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       5,712,739
                                                                                              --------------
     NET ASSETS.............................................................................  $1,175,800,832
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $  564,240,458
Net unrealized appreciation.................................................................     409,819,979
Accumulated undistributed net investment income.............................................       4,327,553
Accumulated undistributed net realized gain.................................................     197,412,842
                                                                                              --------------
     NET ASSETS.............................................................................  $1,175,800,832
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................  $   18,488,656
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         531,253
     NET ASSET VALUE PER SHARE..............................................................          $34.80
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $36.73
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,102,818,816
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      31,729,499
     NET ASSET VALUE PER SHARE..............................................................          $34.76
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................  $    8,294,188
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         239,638
     NET ASSET VALUE PER SHARE..............................................................          $34.61
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................  $   46,199,172
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,324,431
     NET ASSET VALUE PER SHARE..............................................................          $34.88
                                                                                              ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2000

NET INVESTMENT INCOME:

INCOME
Dividends (net of $57,197 foreign withholding tax)...........................................  $  23,900,028
Interest.....................................................................................         73,636
                                                                                               -------------

     TOTAL INCOME............................................................................     23,973,664
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         56,868
Plan of distribution fee (Class B shares)....................................................     11,340,621
Plan of distribution fee (Class C shares)....................................................         88,718
Investment management fee....................................................................      6,295,516
Transfer agent fees and expenses.............................................................      1,153,980
S&P license fee..............................................................................        204,548
Shareholder reports and notices..............................................................        128,885
Custodian fees...............................................................................        112,606
Registration fees............................................................................         86,518
Professional fees............................................................................         76,996
Trustees' fees and expenses..................................................................         16,268
Other........................................................................................         14,430
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     19,575,954
                                                                                               -------------

     NET INVESTMENT INCOME:..................................................................      4,397,710
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain............................................................................    205,392,501
Net change in unrealized appreciation........................................................   (278,483,081)
                                                                                               -------------

     NET LOSS................................................................................    (73,090,580)
                                                                                               -------------

NET DECREASE.................................................................................  $ (68,692,870)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 2000   JUNE 30, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $    4,397,710  $    4,413,647
Net realized gain...........................................................     205,392,501     167,424,992
Net change in unrealized appreciation.......................................    (278,483,081)     13,016,811
                                                                              --------------  --------------

     NET INCREASE (DECREASE)................................................     (68,692,870)    184,855,450
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................        (224,412)       (180,719)
    Class B shares..........................................................      (1,848,606)     (4,196,032)
    Class C shares..........................................................          (7,042)        (31,601)
    Class D shares..........................................................        (499,079)       (591,644)
Net realized gain
    Class A shares..........................................................      (2,899,725)     (1,373,528)
    Class B shares..........................................................    (142,677,362)   (102,029,801)
    Class C shares..........................................................      (1,105,847)       (676,323)
    Class D shares..........................................................      (5,255,324)     (3,651,949)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................    (154,517,397)   (112,731,597)
                                                                              --------------  --------------
Net decrease from transactions in shares of beneficial interest.............    (190,582,088)   (182,655,419)
                                                                              --------------  --------------

     NET DECREASE...........................................................    (413,792,355)   (110,531,566)

NET ASSETS:
Beginning of period.........................................................   1,589,593,187   1,700,124,753
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,327,553 AND
    $2,502,703, RESPECTIVELY)...............................................  $1,175,800,832  $1,589,593,187
                                                                              ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $62,357,249 at June 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.91%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,372,154 and $2,280, respectively and received $15,343 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 2000 aggregated $142,745,049 and $493,615,264, respectively. Also included in the aforementioned are sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $2,738,399 as well as a realized gain of $2,380,503.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $5,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2000 included in Trustees fees and expenses in the Statement of Operations amounted to $4,227. At June 30, 2000, the Fund had accrued pension liability of $66,780 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                          JUNE 30, 2000               JUNE 30, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      271,786  $   9,990,865       245,777  $   8,969,137
Reinvestment of dividends and distributions......................       87,762      2,951,436        41,964      1,425,933
Redeemed.........................................................     (448,933)   (15,520,794)     (144,015)    (5,239,246)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................      (89,385)    (2,578,493)      143,726      5,155,824
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................    2,463,804     90,153,710     3,551,205    130,226,047
Reinvestment of dividends and distributions......................    3,909,380    131,824,277     2,852,816     97,081,343
Redeemed.........................................................  (11,606,746)  (406,730,593)  (11,693,695)  (423,698,835)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................   (5,233,562)  (184,752,606)   (5,289,674)  (196,391,445)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................       61,411      2,233,604       150,627      5,498,048
Reinvestment of dividends and distributions......................       32,130      1,078,614        20,139        682,912
Redeemed.........................................................     (120,392)    (4,157,369)     (137,673)    (5,015,296)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class C................................      (26,851)      (845,151)       33,093      1,165,664
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      585,478     21,192,658       661,154     24,046,274
Reinvestment of dividends and distributions......................      165,573      5,574,843       121,897      4,144,486
Acquisition of Dean Witter Retirement Series - Value-Added Market
 Series                                                                --            --             314,649     10,413,842
Redeemed.........................................................     (817,580)   (29,173,339)     (851,489)   (31,190,064)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class D................................      (66,529)    (2,405,838)      246,211      7,414,538
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................   (5,416,327) $(190,582,088)   (4,866,644) $(182,655,419)
                                                                   ===========  =============   ===========  =============

6. FEDERAL INCOME TAX STATUS

As of June 30, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a dividend redesignation. To reflect reclassification arising from the permanent difference, accumulated undistributed net investment income was credited and accumulated undistributed net realized gain was charged $6,279.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000, CONTINUED

7. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- VALUE-ADDED MARKET SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Value Added Series ("Retirement Value-Added") pursuant to a plan of reorganization approved by the shareholders of Retirement Value-Added on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 314,649 Class D shares of the Fund at a net asset value of $33.09 per share for 1,055,958 shares of Retirement Value-Added. The net assets of the Fund and Retirement Value-Added immediately before the acquisition were $1,402,211,163 and $10,413,842, respectively, including unrealized appreciation of $3,600,118 for Retirement Value Added. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,412,625,005.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                         JUNE 30, 2000    JUNE 30, 1999    JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 40.58          $ 38.63          $ 34.79
                                                                            -------          -------          -------

Income (loss) from investment operations:
   Net investment income..............................................         0.34             0.35             0.30
   Net realized and unrealized gain (loss)............................        (1.76)            4.55             5.07
                                                                            -------          -------          -------

Total income (loss) from investment operations........................        (1.42)            4.90             5.37
                                                                            -------          -------          -------

Less dividends and distributions from:
   Net investment income..............................................        (0.31)           (0.34)           (0.23)
   Net realized gain..................................................        (4.05)           (2.61)           (1.30)
                                                                            -------          -------          -------

Total dividends and distributions.....................................        (4.36)           (2.95)           (1.53)
                                                                            -------          -------          -------

Net asset value, end of period........................................      $ 34.80          $ 40.58          $ 38.63
                                                                            =======          =======          =======

TOTAL RETURN+.........................................................        (3.11)%          14.17%           16.01%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.83 %(3)        0.80%(3)         0.83%(2)

Net investment income.................................................         0.93 %(3)        0.87%(3)         0.87%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                                     $18,489          $25,187          $18,422

Portfolio turnover rate...............................................           11 %             13%              18%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                 FOR THE YEAR ENDED JUNE 30
                                                            --------------------------------------------------------------------
                                                              2000++         1999++        1998*++          1997          1996
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......................  $    40.50     $    38.54     $    32.96     $    27.09     $  23.06
                                                            ----------     ----------     ----------     ----------     --------

Income (loss) from investment operations:
   Net investment income..................................        0.10           0.11           0.13           0.17         0.18
   Net realized and unrealized gain (loss)................       (1.74)          4.57           6.89           6.41         4.23
                                                            ----------     ----------     ----------     ----------     --------

Total income (loss) from investment operations............       (1.64)          4.68           7.02           6.58         4.41
                                                            ----------     ----------     ----------     ----------     --------

Less dividends and distributions from:
   Net investment income..................................       (0.05)         (0.11)         (0.14)         (0.18)       (0.26)
   Net realized gain......................................       (4.05)         (2.61)         (1.30)         (0.53)       (0.12)
                                                            ----------     ----------     ----------     ----------     --------

Total dividends and distributions.........................       (4.10)         (2.72)         (1.44)         (0.71)       (0.38)
                                                            ----------     ----------     ----------     ----------     --------

Net asset value, end of period............................  $    34.76     $    40.50     $    38.54     $    32.96     $  27.09
                                                            ==========     ==========     ==========     ==========     ========

TOTAL RETURN+.............................................       (3.73)%        13.47%         21.84%         24.71%       19.27%

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................        1.48 %(1)       1.42%(1)       1.36%         1.45%        1.51%

Net investment income.....................................        0.28 %(1)       0.25%(1)       0.35%         0.62%        0.81%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................  $1,102,819     $1,497,116     $1,628,435     $1,369,737     $961,594

Portfolio turnover rate...................................          11 %           13%            18%            11%          10%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                  FOR THE PERIOD
                                                              FOR THE YEAR      FOR THE YEAR      JULY 28, 1997*
                                                                  ENDED             ENDED            THROUGH
                                                              JUNE 30, 2000     JUNE 30, 1999     JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................     $   40.33         $   38.46        $   34.79
                                                                 ---------         ---------        ---------

Income (loss) from investment operations:
   Net investment income....................................          0.09              0.04             0.04
   Net realized and unrealized gain (loss)..................         (1.73)             4.56             5.07
                                                                 ---------         ---------        ---------

Total income (loss) from investment operations..............         (1.64)             4.60             5.11
                                                                 ---------         ---------        ---------

Less dividends and distributions from:
   Net investment income....................................         (0.03)            (0.12)           (0.14)
   Net realized gain........................................         (4.05)            (2.61)           (1.30)
                                                                 ---------         ---------        ---------

Total dividends and distributions...........................         (4.08)            (2.73)           (1.44)
                                                                 ---------         ---------        ---------

Net asset value, end of period..............................     $   34.61         $   40.33        $   38.46
                                                                 =========         =========        =========

TOTAL RETURN+...............................................         (3.76)%           13.31%           15.22%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.50 %(3)         1.57%(3)         1.58%(2)

Net investment income.......................................          0.26 %(3)         0.10%(3)         0.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $8,294           $10,748           $8,977

Portfolio turnover rate.....................................            11 %              13%              18%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR      FOR THE YEAR      JULY 28, 1997*
                                                                     ENDED             ENDED            THROUGH
                                                                 JUNE 30, 2000     JUNE 30, 1999     JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $   40.65         $   38.69        $   34.79
                                                                    ---------         ---------        ---------

Income (loss) from investment operations:
   Net investment income....................................             0.42              0.47             0.40
   Net realized and unrealized gain (loss)..................            (1.76)             4.52             5.06
                                                                    ---------         ---------        ---------

Total income (loss) from investment operations..............            (1.34)             4.99             5.46
                                                                    ---------         ---------        ---------

Less dividends and distributions from:
   Net investment income....................................            (0.38)            (0.42)           (0.26)
   Net realized gain........................................            (4.05)            (2.61)           (1.30)
                                                                    ---------         ---------        ---------

Total dividends and distributions...........................            (4.43)            (3.03)           (1.56)
                                                                    ---------         ---------        ---------

Net asset value, end of period..............................        $   34.88         $   40.65        $   38.69
                                                                    =========         =========        =========

TOTAL RETURN+...............................................            (2.89)%           14.43%           16.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................             0.59 %(3)         0.59%(3)         0.58%(2)

Net investment income.......................................             1.17 %(3)         1.08%(3)         1.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $46,199           $56,541          $44,290

Portfolio turnover rate                                                    11 %              13%              18%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY
PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund"), including the portfolio of investments, as of June 30, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the years in the four year period ended June 30, 1999 were audited by other auditors whose report, dated August 5, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio as of June 30, 2000, the results of its operations, the changes in net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 9, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended June 30, 2000 the fund paid to shareholders $3.82 per share from long-term capital gains. For such period, 100% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY
PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Morgan Stanley Dean Witter Value-Added Market Series



In our opinion, the statement of changes in net assets and the financial highlights of Morgan Stanley Dean Witter Value-Added Market Series (the "Fund")(not presented separately herein) presents fairly, in all material respects, the changes in its net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period ended June 30, 1999, in conformity with generally accepted accounting principles. This financial statement and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. We have not audited the financial statements or financial highlights of the Fund for any period subsequent to June 30, 1999.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
August 5, 1999

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY
PORTFOLIO
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

On July 1, 2000, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants for the year ended June 30, 2000.

              MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES

                            PART C OTHER INFORMATION

Item 23.    EXHIBITS
--------    --------------------------------------------------------------------
1(a).       Declaration of Trust of the Registrant, dated May 27, 1987, is incorporated by reference to Exhibit 1 (a) of Post-Effective
            Amendment No. 9 to the Registration Statement on Form N-1A, filed on
            August 23, 1995.

1(b). Amendment, dated July 10, 1987, to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1 of Post-Effective Amendment No.9 to the Registration Statement on Form N-1A, filed on August 23, 1995.

1(c). Instrument, dated June 30, 1997, Establishing and Designating Additional Classes is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on July 23, 1997.

1(d). Amendment, dated June 22, 1998, to the Declaration of Trust of the Registrant is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 25, 1998.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on June 25, 1999.

3.          Not Applicable.

4(a). Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated May 1, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 25, 1998.

5(a). Amended Distribution Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 25, 1998.

5(b). Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Distributors Inc., dated January 4, 1993, is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on June 25, 1999.

5(c). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation, dated October 17, 1998, is incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on June 25, 1999.

6. Retirement Plan for Non-Interested Trustees or Directors, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 13 to the Registration Statement on form N-1A, filed on June 25, 1999.

7(a). Custody Agreement between the Bank of New York and the Registrant is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on August 23, 1995.

7(b). Amendment, dated April 17, 1996, to the Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on August 22, 1996.

8(a). Amended and Restated Transfer Agency and Service Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 25, 1998.

8(b). Amended Services Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 25, 1998.

9. Opinion of Sheldon Curtis, Esq., dated October 2, 1987, is incorporated by reference to Exhibit 10(a) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on October 5, 1987.

10(a).      Consent of Independent Accountants, filed herein.

10(b).      Consent of PricewaterhouseCoopers, LLP, filed herein.

11.         Not Applicable.

12.         Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 28, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on July 22, 1997.

14. Amended Multi-Class Plan pursuant to Rule 18f-3, dated June 22, 1998, is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 25, 1998.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc., filed herein.

16(b). Code of Ethics of the Morgan Stanley Dean Witter Funds, filed herein.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on August 25, 1994 and of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 25, 1998. The Power of Attorney for James
            F. Higgins is filed herein.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

            None

Item 25.    INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.


Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
(1)     Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)     Morgan Stanley Dean Witter California Quality Municipal Securities
(3)     Morgan Stanley Dean Witter Government Income Trust
(4)     Morgan Stanley Dean Witter High Income Advantage Trust
(5)     Morgan Stanley Dean Witter High Income Advantage Trust II
(6)     Morgan Stanley Dean Witter High Income Advantage Trust III
(7)     Morgan Stanley Dean Witter Income Securities Inc.
(8)     Morgan Stanley Dean Witter Insured California Municipal Securities
(9)     Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)    Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)    Morgan Stanley Dean Witter Insured Municipal Securities
(12)    Morgan Stanley Dean Witter Insured Municipal Trust
(13)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)    Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)    Morgan Stanley Dean Witter Municipal Income Trust
(17)    Morgan Stanley Dean Witter Municipal Income Trust II
(18)    Morgan Stanley Dean Witter Municipal Income Trust III
(19)    Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)    Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)    Morgan Stanley Dean Witter Prime Income Trust
(22)    Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)    Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)    Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
-----------------------------
(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Institutional Money Trust
(4)     Active Assets Money Trust
(5)     Active Assets Premier Money Trust
(6)     Active Assets Tax-Free Trust
(7)     Morgan Stanley Dean Witter 21st Century Trend Fund
(8)     Morgan Stanley Dean Witter Aggressive Equity Fund
(9)     Morgan Stanley Dean Witter American Opportunities Fund
(10)    Morgan Stanley Dean Witter Balanced Growth Fund

(11)    Morgan Stanley Dean Witter Balanced Income Fund
(12)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)    Morgan Stanley Dean Witter Capital Growth Securities
(15)    Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(16)    Morgan Stanley Dean Witter Convertible Securities Trust
(17)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)    Morgan Stanley Dean Witter Diversified Income Trust
(19)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)    Morgan Stanley Dean Witter Equity Fund
(21)    Morgan Stanley Dean Witter European Growth Fund Inc.
(22)    Morgan Stanley Dean Witter Federal Securities Trust
(23)    Morgan Stanley Dean Witter Financial Services Trust
(24)    Morgan Stanley Dean Witter Fund of Funds
(25)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)    Morgan Stanley Dean Witter Global Utilities Fund
(27)    Morgan Stanley Dean Witter Growth Fund
(28)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)    Morgan Stanley Dean Witter Health Sciences Trust
(30)    Morgan Stanley Dean Witter High Yield Securities Inc.
(31)    Morgan Stanley Dean Witter Income Builder Fund
(32)    Morgan Stanley Dean Witter Information Fund
(33)    Morgan Stanley Dean Witter Intermediate Income Securities
(34)    Morgan Stanley Dean Witter International Fund
(35)    Morgan Stanley Dean Witter International SmallCap Fund
(36)    Morgan Stanley Dean Witter Japan Fund
(37)    Morgan Stanley Dean Witter Latin American Growth Fund
(38)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)    Morgan Stanley Dean Witter Market Leader Trust
(41)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)    Morgan Stanley Dean Witter New Discoveries Fund
(45)    Morgan Stanley Dean Witter New York Municipal Money Market Trust
(46)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)    Morgan Stanley Dean Witter Next Generation Trust
(48)    Morgan Stanley Dean Witter North American Government Income Trust
(49)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)    Morgan Stanley Dean Witter Real Estate Fund
(51)    Morgan Stanley Dean Witter S&P 500 Index Fund
(52)    Morgan Stanley Dean Witter S&P 500 Select Fund
(53)    Morgan Stanley Dean Witter Select Dimensions Investment Series
(54)    Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(55)    Morgan Stanley Dean Witter Short-Term Bond Fund
(56)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(57)    Morgan Stanley Dean Witter Small Cap Growth Fund
(58)    Morgan Stanley Dean Witter Special Value Fund
(59)    Morgan Stanley Dean Witter Strategist Fund
(60)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(61)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust

(62)    Morgan Stanley Dean Witter Tax-Managed Growth Fund
(63)    Morgan Stanley Dean Witter Technology Fund
(64)    Morgan Stanley Dean Witter Total Market Index Fund
(65)    Morgan Stanley Dean Witter Total Return Trust
(66)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(67)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(68)    Morgan Stanley Dean Witter Utilities Fund
(69)    Morgan Stanley Dean Witter Value-Added Market Series
(70)    Morgan Stanley Dean Witter Value Fund
(71)    Morgan Stanley Dean Witter Variable Investment Series
(72)    Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              --------------------------------------------------------
Mitchell M. Merin                   President and Chief Operating Officer of Asset
President, Chief                    Management of Morgan Stanley Dean Witter & Co.
Executive Officer and               ("MSDW); Chairman, Chief Executive Officer and Director
Director                            of Morgan Stanley Dean Witter  Distributors Inc. ("MSDW
                                    Distributors") and Morgan Stanley Dean Witter Trust FSB
                                    ("MSDW Trust"); President, Chief Executive Officer and
                                    Director of Morgan Stanley Dean Witter Services Company
                                    Inc. ("MSDW Services"); President of the Morgan Stanley
                                    Dean Witter Funds; Executive Vice President and Director
                                    of Dean Witter Reynolds Inc. ("DWR"); Director of various
                                    MSDW subsidiaries; Trustee of various Van Kampen
                                    investment companies.

Barry Fink                          General Counsel of Asset Management of MSDW;
Executive Vice President,           Executive Vice President, Secretary, General Counsel
Secretary, General Counsel          and Director of MSDW Services; Vice President and
and Director                        Secretary of MSDW Distributors; Vice President, Secretary
                                    and General Counsel of the Morgan Stanley Dean Witter
                                    Funds.

Joseph J. McAlinden                 Vice President of the Morgan Stanley Dean Witter Funds;
Executive Vice President            Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison                   Executive Vice President, Chief Administrative Officer
Executive Vice President,           and Director of MSDW Services; Vice President of the
Chief Administrative                Morgan Stanley Dean Witter Funds.
Officer and Director

Edward C. Oelsner, III
Executive Vice President

Joseph R. Arcieri                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Peter M. Avelar                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the High
Yield Group

Mark Bavoso                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Douglas Brown
Senior Vice President

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard G. DeSalvo
Senior Vice President
and Director of Investment
Management Services

Richard Felegy
Senior Vice President

Sheila A. Finnerty                  Vice President of Morgan Stanley Dean Witter Prime
Senior Vice President               Income Trust.

Edward F. Gaylor                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
Director of the Research
Group

Robert S. Giambrone                 Senior Vice President of MSDW Services, MSDW
Senior Vice President               Distributors and MSDW Trust and Director of MSDW Trust;
                                    Vice President of the Morgan Stanley Dean Witter Funds.

Rajesh K. Gupta                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President,              Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Kevin Hurley                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Jenny Beth Jones                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Michelle Kaufman                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

John B. Kemp, III                   President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of Sector
Rotation

Jonathan R. Page                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Money
Market Group

Ira N. Ross                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Guy G. Rutherfurd, Jr.              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
Group

Rochelle G. Siegel                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

James Solloway Jr.
Senior Vice President

Katherine H. Stromberg              Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.

Paul D. Vance                       Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication


NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
James F. Willison                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President               Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Raymond A. Basile
First Vice President

Thomas F. Caloia                    First Vice President and Assistant Treasurer of
First Vice President                MSDW Services; Assistant Treasurer of MSDW
and Assistant                       Distributors; Treasurer and Chief Financial and Accounting
Treasurer                           Officer of the Morgan Stanley Dean Witter Funds.


Thomas Chronert
First Vice President

Richard Colville                    First Vice President and Controller of MSDW Services and
First Vice President                MSDW Distributors.
and Controller

Marilyn K. Cranney                  Assistant Secretary of DWR; First Vice President and
First Vice President                Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary             Secretary of MSDW Distributors and the Morgan Stanley
                                    Dean Witter Funds.

Salvatore DeSteno                   First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

David Johnson
First Vice President

Stanley Kapica
First Vice President

Douglas J. Ketterer
First Vice President

Todd Lebo                           First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Lou Anne D. McInnis                 First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

Carsten Otto                        First Vice President and Assistant Secretary of MSDW
First Vice President                Services; Assistant Secretary of MSDW Distributors and
and Assistant Secretary             the Morgan Stanley Dean Witter Funds.

Carl F. Sadler
First Vice President

Ruth Rossi                          First Vice President and Assistant Secretary of MSDW
First Vice President and            Services; Assistant Secretary of MSDW Distributors and
Assistant Secretary                 the Morgan Stanley Dean Witter Funds.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz                       Vice President of Morgan Stanley Dean Witter Global
Vice President                      Utilities Fund.

Sean Aurigemma
Vice President

Armon Bar-Tur                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Maurice Bendrihem
Vice President and
Assistant Controller

Thomas A. Bergeron
Vice President

Philip Bernstein
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Dale Boettcher
Vice President

Michelina Calandrella
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Annette Celenza
Vice President

Aaron Clark                         Vice President of Morgan Stanley Dean Witter Market
Vice President                      Leader Trust

William Connerly
Vice President

Virginia Connors
Vice President

Michael J. Davey
Vice President

David Dineen                        Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

June Ewers
Vice President

Jeffrey D. Geffen                   Vice President of Morgan Stanley Dean Witter U.S.
Vice President                      Government Securities Trust

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Michael Geringer
Vice President

Gail Gerrity Burke
Vice President

Peter Gewirtz
Vice President

Mina Gitsevich
Vice President

Ellen Gold
Vice President

Amy Golub
Vice President

Stephen Greenhut
Vice President

Joan Hamilton
Vice President

Trey Hancock
Vice President

Matthew T. Haynes                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter Hermann Jr.                   Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

David T. Hoffman
Vice President

Thomas G. Hudson II
Vice President

Linda Jones
Vice President

Norman Jones
Vice President

Kevin Jung                          Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Carol Espejo-Kane
Vice President

Nancy Karole Kennedy
Vice President

Paula LaCosta                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Lester Lay
Vice President

Phuong Le
Vice President

Gerard J. Lian                      Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Cameron J. Livingstone
Vice President

Nancy Login Cole
Vice President

Sharon Loguercio
Vice President

Stephanie Lovinger
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Peter R. McDowell
Vice President

Albert McGarity
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Teresa McRoberts                    Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mark Mitchell
Vice President

Thomas Moore
Vice President

Julie Morrone                       Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Mary Beth Mueller
Vice President

David Myers                         Vice President of Morgan Stanley Dean Witter Natural
Vice President                      Resource Development Securities Inc.

James Nash
Vice President

Daniel Niland
Vice President

Richard Norris
Vice President

Hilary A. O'Neill
Vice President

Steven Orlov
Vice President

Mori Paulsen
Vice President

Anne Pickrell
Vice President

Reginald Rigaud
Vice President

Frances Roman
Vice President

Dawn Rorke
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
John Roscoe                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Hugh Rose
Vice President

Robert Rossetti                     Vice President of Morgan Stanley Dean Witter Competitive
Vice President                      Edge Fund.

Sally Sancimino                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Donna Savoca
Vice President

Howard A. Schloss                   Vice President of Morgan Stanley Dean Witter Federal
Vice President                      Securities Trust.

Alison M. Sharkey
Vice President

Peter J. Seeley                     Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Ronald B. Silvestri                 Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

Herbert Simon
Vice President

Martha Slezak
Vice President

Frank Smith
Vice President

Otha Smith
Vice President

Stuart Smith
Vice President

NAME AND POSITION WITH              OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                 OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                AND NATURE OF CONNECTION
----------------------              -------------------------------------------------------------------------
Robert Stearns
Vice President

Naomi Stein
Vice President

William Stevens
Vice President

Michael Strayhorn
Vice President

Marybeth Swisher
Vice President

Michael Thayer
Vice President

Bradford Thomas
Vice President

Barbara Toich
Vice President

Robert Vanden Assem
Vice President

Frank Vindigni
Vice President

David Walsh
Vice President

Alice Weiss                         Vice President of various Morgan Stanley Dean Witter
Vice President                      Funds.

John Wong
Vice President

     The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, and the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.    PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)     Active Assets California Tax-Free Trust
(2)     Active Assets Government Securities Trust
(3)     Active Assets Institutional Money Trust
(4)     Active Assets Money Trust
(5)     Active Assets Premier Money Trust
(6)     Active Assets Tax-Free Trust
(7)     Morgan Stanley Dean Witter 21st Century Trend Fund
(8)     Morgan Stanley Dean Witter Aggressive Equity Fund
(9)     Morgan Stanley Dean Witter American Opportunities Fund
(10)    Morgan Stanley Dean Witter Balanced Growth Fund
(11)    Morgan Stanley Dean Witter Balanced Income Fund
(12)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(13)    Morgan Stanley Dean Witter California Tax-Free Income Fund
(14)    Morgan Stanley Dean Witter Capital Growth Securities
(15)    Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(16)    Morgan Stanley Dean Witter Convertible Securities Trust
(17)    Morgan Stanley Dean Witter Developing Growth Securities Trust
(18)    Morgan Stanley Dean Witter Diversified Income Trust
(19)    Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(20)    Morgan Stanley Dean Witter Equity Fund
(21)    Morgan Stanley Dean Witter European Growth Fund Inc.
(22)    Morgan Stanley Dean Witter Federal Securities Trust
(23)    Morgan Stanley Dean Witter Financial Services Trust
(24)    Morgan Stanley Dean Witter Fund of Funds
(25)    Morgan Stanley Dean Witter Global Dividend Growth Securities
(26)    Morgan Stanley Dean Witter Global Utilities Fund
(27)    Morgan Stanley Dean Witter Growth Fund
(28)    Morgan Stanley Dean Witter Hawaii Municipal Trust
(29)    Morgan Stanley Dean Witter Health Sciences Trust
(30)    Morgan Stanley Dean Witter High Yield Securities Inc.
(31)    Morgan Stanley Dean Witter Income Builder Fund
(32)    Morgan Stanley Dean Witter Information Fund
(33)    Morgan Stanley Dean Witter Intermediate Income Securities
(34)    Morgan Stanley Dean Witter International Fund
(35)    Morgan Stanley Dean Witter International SmallCap Fund
(36)    Morgan Stanley Dean Witter Japan Fund
(37)    Morgan Stanley Dean Witter Latin American Growth Fund
(38)    Morgan Stanley Dean Witter Limited Term Municipal Trust
(39)    Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(40)    Morgan Stanley Dean Witter Market Leader Trust
(41)    Morgan Stanley Dean Witter Mid-Cap Equity Trust
(42)    Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(43)    Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(44)    Morgan Stanley Dean Witter New Discoveries Fund
(45)    Morgan Stanley Dean Witter New York Municipal Money Market Trust

(46)    Morgan Stanley Dean Witter New York Tax-Free Income Fund
(47)    Morgan Stanley Dean Witter Next Generation Trust
(48)    Morgan Stanley Dean Witter North American Government Income Trust
(49)    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(50)    Morgan Stanley Dean Witter Prime Income Trust
(51)    Morgan Stanley Dean Witter Real Estate Fund
(52)    Morgan Stanley Dean Witter S&P 500 Index Fund
(53)    Morgan Stanley Dean Witter S&P 500 Select Fund
(54)    Morgan Stanley Dean Witter Short-Term Bond Fund
(55)    Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(56)    Morgan Stanley Dean Witter Small Cap Growth Fund
(57)    Morgan Stanley Dean Witter Special Value Fund
(58)    Morgan Stanley Dean Witter Strategist Fund
(59)    Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(60)    Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(61)    Morgan Stanley Dean Witter Tax-Managed Growth Fund
(62)    Morgan Stanley Dean Witter Technology Fund
(63)    Morgan Stanley Dean Witter Total Market Index Fund
(64)    Morgan Stanley Dean Witter Total Return Trust
(65)    Morgan Stanley Dean Witter U.S. Government Money Market Trust
(66)    Morgan Stanley Dean Witter U.S. Government Securities Trust
(67)    Morgan Stanley Dean Witter Utilities Fund
(68)    Morgan Stanley Dean Witter Value-Added Market Series
(69)    Morgan Stanley Dean Witter Value Fund
(70)    Morgan Stanley Dean Witter Variable Investment Series
(71)    Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

Name                       Positions and Office with MSDW Distributors
----                       -------------------------------------------

James F. Higgins           Director

Philip J. Purcell          Director

John Schaeffer             Director

Charles Vadala             Senior Vice President and Financial Principal.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.    MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 30.    UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of August, 2000.

                          MORGAN STANLEY DEAN WITTER VALUE - ADDED MARKET SERIES

                                        By   /s/Barry Fink
                                          --------------------------------------
                                                Barry Fink
                                                Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                       Title                         Date
         ----------                       -----                         ----

(1) Principal Executive Officer           Chief Executive Officer,
                                          Trustee and Chairman
By   /s/Charles A. Fiumefreddo                                          08/25/00
   -------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer           Treasurer and Principal
                                          Accounting Officer

By   /s/Thomas F. Caloia                                                08/25/00
   -------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By   /s/Barry Fink                                                      08/25/00
   -------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic      Manuel H. Johnson
    Edwin J. Garn      Michael E. Nugent
    Wayne E. Hedien    John L. Schroeder

By   /s/David M. Butowsky                                               08/25/00
   -------------------------------
        David M. Butowsky
        Attorney-in-Fact

                                  EXHIBIT INDEX

10(a).    Consent of Independent Accountants.

10(b).    Consent of PricewaterhouseCoopers LLP.

16(a). Code of Ethics of Morgan Stanley Dean Witter Advisors Inc., Morgan Stanley Dean Witter Services Company Inc. and Morgan Stanley Dean Witter Distributors Inc.

16(b).    Code of Ethics of the Morgan Stanley Dean Witter Funds.

Other     Power of Attorney of James F. Higgins.